As filed with the U.S. Securities and Exchange Commission on July 18, 2016

Securities Act File No. 333-207814

Investment Company Act File No. 811-23112

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 7	☒

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)     (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Byron Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, District of Columbia 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

X	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JANUS DETROIT STREET TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This registration document is comprised of the following:

Cover Sheet

Part A –	Prospectus for: Janus Velocity Tail Risk Hedged Large Cap ETF
Prospectus for: Janus Velocity Volatility Hedged Large Cap ETF

Part B –	Statement of Additional Information for: Janus Velocity Tail Risk Hedged Large Cap
Statement of Additional Information for: Janus Velocity Volatility Hedged Large Cap

Part C –	Other Information

Signature Page

Exhibit Index

July 18, 2016

Ticker
Janus Velocity Tail Risk Hedged Large Cap ETF	TRSK
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Janus Detroit Street Trust

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”), a portfolio of Janus Detroit Street Trust (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund.

Shares of the Fund are not individually redeemable and the owners of Fund shares may purchase or redeem shares from the Fund in Creation Units only, in accordance with the terms set forth in this Prospectus. The purchase and sale price of individual Fund shares trading on an exchange may be below, at or above the most recently calculated net asset value for Fund shares.

FUND SUMMARY
Janus Velocity Tail Risk Hedged Large Cap ETF	2

ADDITIONAL INFORMATION ABOUT THE FUND
Fees and expenses	10
Additional investment strategies and general portfolio policies	10
Risks of the Fund	11

MANAGEMENT OF THE FUND
Investment adviser	14
Management expenses	14
Investment personnel	15

OTHER INFORMATION	16

DIVIDENDS, DISTRIBUTIONS, AND TAXES	17

SHAREHOLDER’S GUIDE
Pricing of fund shares	19
Distribution and servicing fees	19
Payments to financial intermediaries by Janus Capital or its affiliates	20
Purchasing and selling shares	21
Excessive trading	23
Shareholder communications	23

FINANCIAL HIGHLIGHTS	25

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FUND SUMMARY

Janus Velocity Tail Risk Hedged Large Cap ETF

Ticker:    TRSK

INVESTMENT OBJECTIVE

Janus Velocity Tail Risk Hedged Large Cap ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.06%
Total Annual Fund Operating Expenses	0.71%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur.
(2)	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. Such amounts are estimated based on the annualized expenses that the Fund expects to incur in its initial fiscal year.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$73	$277

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover of the Fund’s predecessor was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Janus Capital will seek investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Tail Risk Hedged Large Cap Index. The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (the “Underlying Index ETFs”). The Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in Underlying Index ETFs. Under normal circumstances, the Fund intends to invest 85% of its net assets in ETFs that provide exposure to large

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capitalization securities, and 15% of its net assets to a volatility strategy. The volatility strategy will generally invest in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs, as described below.

The Underlying Index and its Allocation

The Underlying Index reflects the performance of a portfolio providing exposure to:

(1)  A large cap equity portfolio, consisting of the three Underlying Index ETFs listed below, which track the Standard & Poor’s 500® Index (the “S&P 500® Index,” with the Underlying Index ETFs tracking the S&P 500® Index being the “Underlying Large Cap ETFs”); and

(2)  A volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur) in the S&P 500® Index, consisting of the two Underlying Index ETFs listed below which utilize futures contracts, swap agreements, and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX Short-Term Futures Index (the “Short-Term VIX Futures” with such Underlying Index ETFs being the “Underlying Volatility ETFs”). The “VIX” refers to the Chicago Board Options Exchange, Incorporated Volatility Index. The VIX is designed to measure the market’s expectation of 30-day volatility in the S&P 500. The Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes in the expected volatility of the S&P 500 one month in the future. In other words, the volatility strategy seeks to hedge against “tail risk” events, to the extent such events and/or the market reaction to such events are reflected in the prices of VIX futures.

The Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (such allocation being the “Volatility Component”). The Underlying Index is rebalanced monthly to reset the allocations to the Underlying Large Cap ETFs and the Volatility Component to 85% and 15%, respectively. The Underlying Index’s allocation between Underlying Index ETFs is designed to reflect the performance of the S&P 500® Index while also providing a hedging exposure against “tail risk” events on the S&P 500® Index.

The Underlying Index ETFs included in the Underlying Index and their investment exposure are set forth below:

Underlying Index ETFs

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”)	SPY	S&P 500® Index	Tracking of S&P 500® Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500® Index	Tracking of S&P 500® Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500® Index	Tracking of S&P 500® Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis
Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

The Underlying Index allocates the Volatility Component to a target weight between the Underlying Volatility ETFs as follows:

Index	Target Allocation	Target Net Allocation
VelocityShares Tail Risk Hedged Large Cap Index	45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure)	35% long

The Volatility Component portion of the Underlying Index is rebalanced in a gradual manner over each quarter to preserve this allocation. This allocation results in a target net 35% long exposure to the Short-Term VIX Futures, although market movement

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in VIX futures will result in allocations on any given day that differ, sometimes significantly from the target exposure, including the potential for net short exposure. The Volatility Component is structured in a manner intended to benefit from significant, sustained movements, over multiple trading days, in either direction by Short-Term VIX Futures, but will likely benefit more from a multi-day significant, sustained upward movement than a multi-day significant, sustained downward movement.

The Underlying Volatility ETFs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How the Fund Attempts to Replicate the Underlying Index

The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index by investing under normal circumstances in (a) shares of the Underlying Large Cap ETFs and (b) one or more swaps designed to replicate the performance of the volatility component directly by reference to closing prices of the underlying VIX futures. The Fund could also elect to trade VIX futures directly, although the Fund does not expect to use such instruments under normal circumstances. The Fund may also invest directly in shares of the Underlying Volatility ETFs, though it does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the Fund’s only direct use of such instruments will be solely as described in (b) above.

The Underlying Index is compiled and administered by Janus Index & Calculation Services LLC (“Janus Index Services” or the “Index Provider”). Janus Index Services is affiliated with the Fund and Janus Capital.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Fund of Funds Risk.  The Fund pursues its investment objective by investing its assets in the Underlying Large Cap ETFs and swaps linked to the performance of the Underlying Volatility ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance thus depends on the investment performance of the Underlying Index ETFs in which it invests. An investment in the Fund therefore is subject to the risks associated with the Underlying Index ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying Index ETFs in which it invests.

Underlying Index ETFs Risks.  Investment in the Underlying Index ETFs may subject the Fund to the following risks: Market Risk; Stock Market Risk; Equity Investing Risk; Investment Style Risk; Non-Correlation Risk; and Large Capitalization Company Risk. The Fund may also be subject to certain other risks specific to the Underlying Volatility ETFs which are set forth below.

Market Risk.  The Fund’s investment in an Underlying Index ETF involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Stock Market Risk.  Stock prices overall may decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Underlying Index has a large exposure to the large capitalization sector of the stock market and an exposure to a volatility strategy, therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk.  The Fund’s investment in the Underlying Index ETFs involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Investment Style Risk.  Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time. In addition, the Volatility Component may not be successful in hedging against market volatility at any time.

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Non-Correlation Risk.  The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings (and swaps or other instruments designed to provide exposure to the Volatility Component) to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. Finally, the Fund intends to obtain exposure to the Volatility Component through swaps or other derivative instruments rather than holding shares of the Underlying Volatility ETFs directly, and thus the Fund may experience additional tracking error if the return of such derivatives differs from that of the Underlying Volatility ETFs.

Due to legal and regulatory rules and limitations, the Fund may be limited in its ability to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Large Capitalization Company Risk.  The large capitalization companies in which the Underlying Index ETFs may invest may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an Underlying Index ETF’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Swap Risk.  The Fund expects to use cleared and over-the-counter (“OTC”) swap agreements in addition to other derivatives to obtain exposure to the Underlying Volatility ETFs and/or the VIX Short-Term Futures Index as a means to achieve its investment objective. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

If the Volatility Component has a dramatic intraday move in value that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap agreement or to invest in other instruments necessary to achieve the desired exposure to the Underlying Volatility ETFs consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the value of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.

The Fund may be charged a fee by the counterparty or clearinghouse in connection with entering into a swap transaction. Similar to other portfolio transaction fees, the cost of investing in swaps is an indirect expense of the Fund that is not included in the Fee Table.

Compounding Risk.  Each of the Underlying Volatility ETFs has an investment objective to match (before fees and expenses) a multiple (i.e., 2x in the case of the Ultra Fund) or the inverse (i.e., -1x in the case of the Short Fund) of the performance of the Short-Term VIX Futures on a given day. Each Underlying Volatility ETF seeks investment results for a single day only, and not for any other period. The return of an Underlying Volatility ETF for a period longer than a day is the result of its return for each

5½Janus Velocity Tail Risk Hedged Large Cap ETF

day compounded over the period and usually will differ from twice (2x) or the inverse (-1x) of the return of the Fund’s index for the period. An Underlying Volatility ETF will lose money if the Short-Term VIX Futures performance is flat over time, and it is possible for an Underlying Volatility ETF to lose money over time even if the Short-Term VIX Futures’ performance increases (or decreases in the case of the Short Fund), as a result of daily rebalancing, the Short-Term VIX Futures’ volatility and compounding. Longer holding periods, higher index volatility and greater leverage each affect the impact of compounding on an Underlying Volatility ETF’s returns. Daily compounding of an Underlying Volatility ETF’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to an Underlying Volatility ETF’s return for a period as the return of the Short-Term VIX Futures. The Underlying Volatility ETFs are not appropriate for direct investments for all investors and present different risks than most mutual funds.

However, the Fund’s exposures to the performance of the Underlying Volatility ETFs are part of a hedging strategy intended to reduce the risk of substantial declines in the S&P 500 due to a tail event. The Fund’s exposures to the performance of the Underlying Volatility ETFs (i) only represent up to 20% of the Fund’s portfolio, (ii) are comprised of partially offsetting holdings of leveraged and inverse positions on the Short-Term VIX Futures with a target net allocation of a 35% long position designed to minimize the effects of compounding in either a positive or negative direction, and (iii) are frequently rebalanced in a gradual manner to generally maintain a 15% allocation to the Volatility Component and the target net allocation of the Volatility Component’s overall exposure. Therefore, in the context of the Fund’s overall portfolio, the Fund’s investments in the Underlying Volatility ETFs present significantly different risks to an investor than a direct investment in an Underlying Volatility ETF.

Risk of Leveraged and Inverse Investment.  The Ultra Fund utilizes leverage and the Short Fund utilizes inverse positions with respect to their respective indices. Accordingly, a substantial movement in the underlying index of an Underlying Volatility ETF in the opposite direction of the Underlying Volatility ETF’s position (e.g., a downward movement with respect to a leveraged position and an upward movement with respect to an inverse position) may result in a substantial loss of the Fund’s investment exposure to such Underlying Volatility ETF, up to the complete amount of the Fund’s investment. While the Fund’s exposures to Underlying Volatility ETFs and/or the Short-Term VIX Futures directly, are intended to balance each other out to an extent (as one Underlying Volatility ETF and/or swap entered into by the Fund takes a leveraged position with respect to the Short-Term VIX Futures while the other takes a short position), there is no guarantee that the offsetting positions of the Fund’s swaps and/or the Underlying Volatility ETFs will prevent the Fund from suffering losses. While the Underlying Index’s, and thus the Fund’s, target net allocation to the Short-Term VIX Futures is 35% long (and the Volatility Component is regularly rebalanced to preserve this target net allocation), the Fund’s net exposure to volatility will vary on any given day, sometimes significantly from the target net allocation, and could result in a net short position due to daily decreases in VIX Futures prices. In such circumstances, the Fund could experience losses in its exposure to Underlying Volatility ETFs in the event of any increase in the underlying index of the Underlying Volatility ETF.

Liquidity Risk.  Market illiquidity may cause losses for the swaps entered into by the Fund and/or the Underlying Volatility ETFs. The large size of the positions which the Underlying Volatility ETFs may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Underlying Volatility ETFs will typically invest in financial instruments related to one benchmark (the Short-Term VIX Futures), which in many cases is highly concentrated. The swaps entered into by the Fund on the Underlying Volatility ETFs and/or the Short-Term VIX Futures directly may reflect these risks as well.

Nondiversification Risk.  The Fund is classified as nondiversified under the 1940 Act. This gives the Fund more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Cash Redemption Risk.  Because the Fund invests a portion of its assets in swaps, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Fluctuation of Net Asset Value.  The NAV of the shares of an Underlying Index ETF will generally fluctuate with changes in the market value of the Underlying Index ETF’s portfolio. The market prices of the Underlying Index ETF shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, the Underlying Index ETF shares

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on the applicable listing exchange. The Underlying Index ETF shares may thus trade below, at or above their NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the Fund may sustain losses. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Underlying Index ETF shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks and/or financial instruments individually or in the aggregate at any point in time by an Underlying Index ETF.

Trading Issues Risk.  Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that shares will trade close to the Fund’s NAV, disruptions to creations and redemptions, may result in trading prices that differ significantly from the Fund’s NAV. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may also result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund commenced operations on July 18, 2016, after the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF, the Fund’s predecessor fund (“Predecessor Fund”), into the Fund. The performance shown prior to July 18, 2016, reflects the historical performance of the Predecessor Fund prior to the reorganization, calculated using the fees and expenses of the Predecessor Fund. If the Fund had been available during periods prior to July 18, 2016, the performance shown may have been different. The Fund has adopted the financial statements of the Predecessor Fund.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/etfs or by calling 1-877-335-2687

Janus Velocity Tail Risk Hedged Large Cap ETF (Predecessor Fund)

Annual returns for periods ended 12/31

Best Quarter: 2nd-2014 3.59% Worst Quarter: 3rd-2015 –4.15%

The Predecessor Fund’s year-to-date return as of the calendar quarter ended June 30, 2016 was -0.28%.

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Average Annual Total Returns for periods ended 12/31/15
	1 Year	Since Inception of Predecessor Fund (6/21/2013)
Janus Velocity Tail Risk Hedged Large Cap ETF
Return Before Taxes	–4.24%	4.79%
Return After Taxes on Distributions	–4.44%	4.41%
Return After Taxes on Distributions and Sale of Predecessor Fund Shares(1)	–2.24%	3.63%
VelocityShares Tail Risk Hedged Large Cap Index(2) (reflects no deduction for expenses, fees or taxes)	–3.64%	5.33%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Predecessor Fund Shares may exceed the Fund’s other return figures.

(2)	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

After-tax returns are calculated using distributions for the Predecessor Fund for the periods prior to July 18, 2016. If the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser:  Janus Capital Management LLC

Portfolio Managers:  Benjamin Wang, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. Scott M. Weiner, DPhil, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016.

PURCHASE AND SALE OF FUND SHARES

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (50,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities included in the Fund’s Underlying Index and/or cash. Because the Fund uses swap instruments, which require cash to establish, maintain and settle transactions, and cannot be readily transferred, the Fund will need to issue and redeem Creation Units partially for cash under normal circumstances. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund.

Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s net asset value. As a result, you may pay more than net asset value (at a premium) when you purchase shares, and receive less than net asset value (at a discount) when you sell shares, in the secondary market.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account). A sale of Fund shares may result in a capital gain or loss.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, Janus Capital and/or its affiliates may pay broker-dealers or intermediaries for the sale and/or maintenance of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.  The fees and expenses shown reflect estimated annualized expenses that the shares expect to incur.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the rate paid by the Fund to Janus Capital for providing certain services. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” include taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, and extraordinary expenses (such as litigation and indemnification expenses).

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days or as soon as reasonably practicable before making any such change it considers material. In addition, the Fund will provide shareholders with at least 60 days’ notice prior to changing the 80% investment policy. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

The Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the exchange and prior to the opening of trading on the exchange the following day. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information. Information about the premiums and discounts at which the Fund’s shares have traded will be available at janus.com/etfs.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Although the Fund will invest at least 80% of its net assets in Underlying Index ETFs and up to 20% of its net assets in derivative instruments, the Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments. Options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Underlying Index. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines generally, or declines in the Underlying Index specifically. Janus Capital anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Underlying Index to be reflected in the portfolio composition of the Fund.

The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Nondiversification

Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund.

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Securities Lending

Although not considered a principal investment strategy, the Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When the Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle in which collateral is invested, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. To the extent Janus Capital manages the cash collateral in an affiliated cash management vehicle, it will receive an investment advisory fee for managing such assets.

RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. The Fund invests substantially all of its assets in Underlying Index ETFs. The following information is intended to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk.  The Fund may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Trading Issues Risk.  Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that shares will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may also result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Tax Risk Related to Commodity Pool Investments.  While the Fund currently intends to obtain exposure to the Volatility Component through swaps or other derivatives rather than holding Underlying Volatility ETFs directly, the Fund may in the future invest directly in Underlying Volatility ETFs. Such Underlying Volatility ETFs are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Fund in “qualified publicly traded partnerships” and grantor trusts must be monitored and limited so as to enable the Fund to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. Failure to satisfy either test would jeopardize the Fund’s status as a RIC, which could result in adverse consequences to the Fund.

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Securities Lending Risk.  Although not considered a principal risk, the Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

These risks are described further in the Statement of Additional Information.

INFORMATION REGARDING THE UNDERLYING INDEX

The Underlying Index and its Allocations

The VelocityShares Tail Risk Hedged Large Cap Index reflects the performance of a portfolio consisting of an exposure to (1) a large cap equity portfolio, consisting of the three Underlying Index ETFs listed below which track the Standard & Poor’s 500® Index (the “S&P 500® Index,” with the Underlying Index ETFs tracking the S&P 500® Index being the “Underlying Large Cap ETFs”) and (2) a volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur), consisting of the two Underlying Index ETFs listed below which utilize futures contracts, swap agreements and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX (Chicago Board Options Exchange, Incorporated Volatility Index (the “VIX”)) Short-Term Futures Index (the “Short-Term VIX Futures;” with such Underlying Index ETFs being the “Underlying Volatility ETFs”).

The Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (the “Volatility Component”). The Volatility Component in the Underlying Index seeks to replicate long/short exposure to short-dated VIX futures, with a targeted net long exposure of 35% as set forth in the table below under “Index Description.”

The Underlying Volatility ETFs are not registered as investment companies under the 1940 Act. The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How the Fund Attempts to Replicate its Underlying Index

The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index by investing under normal circumstances in (a) shares of the Underlying Large Cap ETFs and (b) one or more derivative instruments (primarily swaps), designed to replicate the performance of the volatility component directly by reference to closing prices of the underlying VIX futures. The Fund could also elect to trade VIX futures directly, although the Fund does not expect to use such instruments under normal circumstances. The Fund may also invest directly in shares of the Underlying Volatility ETFs, though the Fund does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the Fund’s only direct use of such instruments will be solely as described in (b) above.

The Underlying Volatility ETFs intend to track the performance of their reference index (the Short-Term VIX Futures) on a daily basis. As a result, the returns of the Underlying Volatility ETFs over longer holding periods are generally lower than they would be for an ETF which attempted to track the performance of the Short-Term VIX Futures over longer holding periods. This effect tends to be most pronounced when the Short-Term VIX Futures is itself highly volatile, but does not experience a significant, sustained upward or downward trend over multiple trading days. The effect will be far smaller, or not exist at all, if the Short-Term VIX Futures experiences significant sustained movements and/or lower volatility. In fact, in those scenarios, the effect may reverse, and the Underlying Volatility ETFs may have better performance than an ETF which attempts to track the Short-Term VIX Futures over longer holding periods. The Volatility Component is intended to profit from these significant and sustained movements in the Short-Term VIX Futures, but similar to the Underlying Volatility ETFs, the returns of the Volatility Component within the Fund will be lower, compared to a long only position in the Short-Term VIX Futures, when the Short-Term VIX Futures is itself highly volatile and does not have significant sustained movement in any direction.

Index Description.  The Underlying Index’s volatility allocation will be divided into 13 separate portions (each, a “sub-portfolio”), each reflecting a position in the Ultra VIX Short-Term Futures ETF (“Ultra Fund”) with a two-times (2X) leveraged exposure to Short-Term VIX Futures and the Short VIX Short-Term Futures ETF (“Short Fund”) with an inverse (-1X)

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exposure to the same short-term VIX futures index. The target allocation between the leveraged and inverse exposures for the volatility strategy for the Underlying Index is presented in the following table:

Volatility Strategy Target Allocation

Index	Target Allocation	Target Net Allocation
VelocityShares Tail Risk Hedged Large Cap Index	45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure)	35% long

On a weekly basis, the exposures of one of the 13 sub-portfolios is rebalanced to its target allocation, such that during a quarter each of the sub-portfolios is rebalanced.

On a monthly basis, the Underlying Index’s overall portfolio is rebalanced such that the large cap equity market positions represent 85% of the portfolio value and the Volatility Component represents 15% of the portfolio value.

On a quarterly basis, the Underlying Index’s exposures to the three large-cap ETFs will be rebalanced such that each will have an equal weighting and the Underlying Index’s exposures to the 13 volatility strategy sub-portfolios will be rebalanced such that each sub-portfolio has an equal weighting.

The Underlying Index ETFs which currently constitute the Underlying Index are set forth in the table below:

Underlying Index ETFs

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”)	SPY	S&P 500 Index	Tracking of S&P 500 Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500 Index	Tracking of S&P 500 Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500 Index	Tracking of S&P 500 Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis
Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital has received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).

Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and reallocate the Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). Janus Capital, subject to oversight and supervision by the Trustees, has responsibility to oversee any subadviser to the Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of subadvisers for the Fund. The order also permits the Fund to disclose subadvisers’ fees only in the aggregate in the SAI. In the event that Janus Capital hires a new subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the new subadviser and subadvisory agreement within 90 days.

The Trustees and the initial shareholder of the Fund have approved the use of a manager-of-managers structure for the Fund.

MANAGEMENT EXPENSES

Under its unitary fee structure, the Fund pays Janus Capital a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses.

The Fund’s Management Fee is calculated daily and paid monthly. The Fund’s advisory agreement details the Management Fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual Management Fee rate (expressed as an annual rate). The rate shown is a fixed rate based on the Fund’s average daily net assets.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fee (%) (annual rate)
Janus Velocity Tail Risk Hedged Large Cap ETF	All Asset Levels	0.65

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s annual report (for the period ending October 31) or semiannual report (for the period ending April 30) to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your broker-dealer, plan sponsor, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/etfs.

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INVESTMENT PERSONNEL

Janus Velocity Tail Risk Hedged Large Cap ETF

Co-Portfolio Managers Benjamin Wang and Scott M. Weiner jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Benjamin Wang, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. He is also Portfolio Manager of other Janus accounts. Mr. Wang joined Janus Capital in November 2014 following Janus Capital’s acquisition of VelocityShares, LLC. Prior to joining Janus Capital, Mr. Wang was Vice President at VelocityShares, LLC from 2012 to 2014, and an execution trader at Goldman Sachs Asset Management from 2007 to 2012. He holds a Bachelor of Science degree and a Master of Engineering in Computer Science from the Massachusetts Institute of Technology, and a Master of Science degree in Financial Engineering from Columbia University. Mr. Wang holds the Chartered Financial Analyst designation.

Scott M. Weiner, DPhil, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. He is also Portfolio Manager of other Janus accounts. Mr. Weiner joined Janus Capital in November 2014 following Janus Capital’s acquisition of VelocityShares, LLC. Prior to joining Janus Capital, Mr. Weiner was Managing Director at VelocityShares, LLC from 2011 to 2014, and Managing Director and U.S. Head of Equity Derivatives and Quantitative Strategy at Deutsche Bank from 2005 to 2010. He holds a Finance degree from the Wharton School of the University of Pennsylvania, a Master’s degree in Economics from the University of Oxford, and also received his Doctorate in Economics from the University of Oxford.

Information about the portfolio managers’ compensation structure and other accounts managed is included in the SAI.

Conflicts of Interest

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

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OTHER INFORMATION

DISTRIBUTION OF THE FUND

Creation Units for the Fund are distributed by ALPS Distributors, Inc. (the “Distributor”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

INDEX PROVIDER

Janus Index & Calculation Services LLC (“Janus Index Services”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Janus Index Services to use the Underlying Index. Janus Index Services is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the Fund, which could motivate it to alter the index methodology for the Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

Disclaimers

Janus Index Services is the licensor of certain trademarks, service marks, and trade names.

Neither Janus Index Services nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Janus Index Services without regard to Janus Capital or the Fund. Janus Index Services has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Index. Janus Index Services is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JANUS INDEX SERVICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JANUS INDEX SERVICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JANUS INDEX SERVICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually.

Distribution Schedule

Income dividends, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Underlying Index tracking or to comply with the distribution requirements of the Internal Revenue Code. The date you receive your distribution may vary depending on how your intermediary processes trades. Dividend payments are made through Depository Trust Company (“DTC”) participants and indirect participants to beneficial owners then of record with proceeds received from the Fund. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV

Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in the Fund’s daily net asset value (“NAV”). The Fund’s NAV drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s NAV was $10.00 on December 30, the Fund’s NAV on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable fund do not increase the value of your investment and may create income tax obligations.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following is a general discussion of certain federal income tax consequences of investing in the Fund. The discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser regarding the effect that an investment in the Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.

Taxes on Distributions

Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to an additional 3.8% Medicare contribution tax on net investment income. Net investment income includes dividends paid by the Fund and capital gains from any sale or exchange of Fund shares. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

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Taxes on Sales

Any time you sell the shares of the Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility.

The Fund may be required to withhold U.S. federal income tax on all distributions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

For shares purchased on or after January 1, 2012 and sold thereafter from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, which is often the average cost method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.

Taxation of the Fund

Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of substantially all its net investment income and net capital gains. It is important for the Fund to meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. If the Fund invests in a partnership, however, it may be subject to state tax liabilities.

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SHAREHOLDER’S GUIDE

The Fund issues or redeems its shares at NAV per share only in Creation Units. Shares of the Fund are listed for trading on a national securities exchange and trade on the secondary market during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Fund shares are traded on NYSE Arca under the trading symbol TRSK. Share prices are reported in dollars and cents per share.

Authorized Participants may acquire Fund shares directly from the Fund, and Authorized Purchasers may tender their Fund shares for redemption directly to the Fund, at NAV per share, only in Creation Units and in accordance with the procedures described in the SAI.

PRICING OF FUND SHARES

The per share NAV of the Fund is computed by dividing the total value of the Fund’s portfolio, less any liabilities, by the total number of outstanding shares of the Fund. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“Business Day”). However, the NAV may still be calculated if trading on the NYSE is restricted, provided there is sufficient pricing information available for the Fund to value its securities, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not Business Days in the United States and on which you will not be able to purchase or sell the Fund’s shares.

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates.

The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, sales, or other account activity must be processed through your financial intermediary or plan sponsor.

DISTRIBUTION AND SERVICING FEES

Distribution and Shareholder Servicing Plan

The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund. However, the Trustees have determined not to authorize payment of a 12b-1 Plan fee at this time.

19½Janus Detroit Street Trust

Under the terms of the Plan, the Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Funds available to their clients or otherwise distributing, promoting or marketing the Funds. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Funds, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Funds. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain Funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. More information regarding these payments is contained in the Statement of Additional Information.

With respect to non-exchange-traded Janus funds not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Janus funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other funds (or non-mutual fund investments), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

20½Janus Detroit Street Trust

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.

PURCHASING AND SELLING SHARES

Shares of the Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares.

The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity. Shares of the Fund may be acquired through the Distributor or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption of Creation Units” section of the Statement of Additional Information. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Fund’s primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Business Day with respect to the Fund is each day NYSE Arca is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if it is unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent

21½Janus Detroit Street Trust

shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Share Prices

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions, and other factors. Information regarding the intra-day net asset value of the Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The intra-day net asset value is based on the current market value of the securities and/or cash included in the Fund’s intra-day net asset value basket. The intra-day net asset value does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the intra-day net asset value should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The intra-day net asset value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in the Fund’s intra-day net asset value basket. The Fund is not involved in, or responsible for, the calculation or dissemination of the intra-day net asset value and makes no representation or warranty as to its accuracy. An inaccuracy in the intra-day net asset value could result from various factors, including the difficulty of pricing portfolio instruments on an intra-day basis.

Premiums and Discounts

There may be differences between the daily market prices on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price per share at which the Fund issues and redeems shares. See “Pricing of Fund Shares” above. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above, or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily

22½Janus Detroit Street Trust

premiums or discounts, generally at the time the NAV is calculated, during the Fund’s four previous calendar quarters (or for the life of the Fund, if shorter) will be available at janus.com/etfs.

Investments by Other Investment Companies

The Trust and the Fund are part of the Janus family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the 1940 Act.

For purposes of the 1940 Act, Fund shares are issued by a registered investment company and purchases of Fund shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Fund shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. This relief is not available for investments by registered investment companies in the Fund, since the Fund operates as a “fund-of-funds” by investing in the Underlying Index ETFs.

EXCESSIVE TRADING

Frequent trading of Fund shares does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains by the Fund, or otherwise harm Fund shareholders. The vast majority of trading in Fund shares occurs on the secondary market. Because these trades do not involve the Fund, they do not harm the Fund or its shareholders. A few institutional investors are authorized to purchase and redeem Fund shares directly with the Fund. Because these trades typically are effected in kind (i.e., for securities and not for cash), they do not cause any of the harmful effects to the issuing fund (as previously noted) that may result from frequent cash trades. For these reasons, the Trustees of the Fund have determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of Fund shares. However, the Fund’s policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

Each business day, the Fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. In addition, on each business day before commencement of trading in shares on the NYSE Arca, the Fund will disclose on janus.com/etfs the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day. The Fund is also required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders.

For additional information on these disclosures and the availability of portfolio holdings information, please refer to the Fund’s SAI.

SHAREHOLDER COMMUNICATIONS

Statements and Reports

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Fund’s fiscal year ends October 31.

23½Janus Detroit Street Trust

Lost (Unclaimed/Abandoned) Accounts

It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor is unable to locate the shareholder, then the financial intermediary or plan sponsor is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

24½Janus Detroit Street Trust

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The information shown for the fiscal periods ended November 30 has been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion of those financial statements.

The Fund commenced operations on July 18, 2016, after the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF (the “Predecessor Fund”) into the Fund. The financial highlights shown are for the Predecessor Fund. The Predecessor Fund had a fiscal year end of November 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Fund (assuming reinvestment of all dividends and distributions).

Janus Velocity Tail Risk Hedged Large Cap ETF†

For a Share Outstanding Throughout the Years Presented

	For the Year Ended November 30,		For the Period June 21, 2013 (commencement of operations) to November 30,
	2015*	2014	2013
Net asset value, beginning of period	$28.85	$26.75	$25.00
Income/(loss) from investment operations:
Net investment income(a)	0.29	0.24	0.24
Net realized and unrealized gain/(loss)	(1.02)	2.14	1.91
Total from investment operations	(0.73)	2.38	2.15
Distributions:
From net investment income	(0.23)	(0.23)	(0.37)
From tax return of capital	—	(0.05)	(0.03)
Total distributions	(0.23)	(0.28)	(0.40)

Net increase/(decrease) in net asset value	(0.96)	2.10	1.75

Net asset value, end of period	$27.89	$28.85	$26.75

Total return(b)	(2.52)%	8.94%	8.66%
Ratios/supplemental data:
Net assets, end of period (000s)	$40,443	$34,623	$1,338
Ratio of expenses to average net assets	0 .65%	0.65%	0.65%	(c)
Ratio of net investment income to average net assets	1.03%	0.89%	2.21%	(c)
Portfolio turnover rate(d)	11%	2%	4%

†	Effective July 18, 2016, Janus Velocity Tail Risk Hedged Large Cap ETF (the “Predecessor Fund”) was reorganized into the Fund. The Predecessor Fund had a fiscal year end of November 30.
*	Effective January 23, 2015, VelocityShares Tail Risk Hedged Large Cap ETF changed its name to Janus Velocity Tail Risk Hedged Large Cap ETF.
(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

25½Janus Detroit Street Trust

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/etfs. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/etfs

151 Detroit Street

Denver, CO 80206-4805

1-877-335-2687

The Trust’s Investment Company Act File No. is 811-23112.

July 18, 2016

Ticker
Janus Velocity Volatility Hedged Large Cap ETF	SPXH
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Janus Detroit Street Trust

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”), a portfolio of Janus Detroit Street Trust (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund.

Shares of the Fund are not individually redeemable and the owners of Fund shares may purchase or redeem shares from the Fund in Creation Units only, in accordance with the terms set forth in this Prospectus. The purchase and sale price of individual Fund shares trading on an exchange may be below, at or above the most recently calculated net asset value for Fund shares.

FUND SUMMARY
Janus Velocity Volatility Hedged Large Cap ETF	2

ADDITIONAL INFORMATION ABOUT THE FUND
Fees and expenses	9
Additional investment strategies and general portfolio policies	9
Risks of the Fund	10

MANAGEMENT OF THE FUND
Investment adviser	13
Management expenses	13
Investment personnel	14

OTHER INFORMATION	15

DIVIDENDS, DISTRIBUTIONS, AND TAXES	16

SHAREHOLDER’S GUIDE
Pricing of fund shares	18
Distribution and servicing fees	18
Payments to financial intermediaries by Janus Capital or its affiliates	19
Purchasing and selling shares	20
Excessive trading	22
Shareholder communications	22

FINANCIAL HIGHLIGHTS	24

1½Janus Detroit Street Trust

FUND SUMMARY

Janus Velocity Volatility Hedged Large Cap ETF

Ticker:    SPXH

INVESTMENT OBJECTIVE

Janus Velocity Volatility Hedged Large Cap ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(2)	0.06%
Total Annual Fund Operating Expenses	0.71%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur.
(2)	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. Such amounts are estimated based on the annualized expenses that the Fund expects to incur in its initial fiscal year.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$73	$277

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover of the Fund’s predecessor was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Janus Capital will seek investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Volatility Hedged Large Cap Index. The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (the “Underlying Index ETFs”). The Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in Underlying Index ETFs. Under normal circumstances, the Fund intends to invest 85% of its net assets in ETFs that provide exposure to large capitalization securities, and 15% of its net assets to a volatility strategy. The volatility strategy will generally invest in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs, as described below.

The Underlying Index and its Allocation

The Underlying Index reflects the performance of a portfolio providing exposure to:

2½Janus Velocity Volatility Hedged Large Cap ETF

(1)  A large cap equity portfolio, consisting of the three Underlying Index ETFs listed below, which track the Standard & Poor’s 500® Index (the “S&P 500® Index,” with the Underlying Index ETFs tracking the S&P 500® Index being the “Underlying Large Cap ETFs”); and

(2)  A volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur) in the S&P 500® Index, consisting of the two Underlying Index ETFs listed below which utilize futures contracts, swap agreements, and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX Short-Term Futures Index (the “Short-Term VIX Futures” with such Underlying Index ETFs being the “Underlying Volatility ETFs”). The “VIX” refers to the Chicago Board Options Exchange, Incorporated Volatility Index. The VIX is designed to measure the market’s expectation of 30-day volatility in the S&P 500. The Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes in the expected volatility of the S&P 500 one month in the future. In other words, the volatility strategy seeks to hedge against “volatility” to the extent volatility is reflected in the prices of VIX futures.

The Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (such allocation being the “Volatility Component”). The Underlying Index is rebalanced monthly to reset the allocations to the Underlying Large Cap ETFs and the Volatility Component to 85% and 15%, respectively. The Underlying Index’s allocation between Underlying Index ETFs is designed to reflect the performance of the S&P 500® Index while also providing a hedging exposure against “volatility” on the S&P 500® Index.

The Underlying Index ETFs included in the Underlying Index and their investment exposure are set forth below:

Underlying Index ETFs

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”)	SPY	S&P 500® Index	Tracking of S&P 500® Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500® Index	Tracking of S&P 500® Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500® Index	Tracking of S&P 500® Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis
Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

The Underlying Index allocates the Volatility Component to a target weight between the Underlying Volatility ETFs as follows:

Index	Target Allocation	Target Net Allocation
VelocityShares Volatility Hedged Large Cap Index	1/3 (Ultra Fund, with 2x exposure), 2/3 (Short Fund, with -1x exposure)	Neutral

The Volatility Component portion of the Underlying Index is rebalanced in a gradual manner over each quarter to preserve this allocation. This allocation results in a target net neutral exposure to the Short-Term VIX Futures, although market movement in VIX futures will result in allocations on any given day that differ, sometimes significantly from the target exposure, including the potential for net long or net short exposure. The Volatility Component is structured in a manner intended to benefit from sustained movements in either direction by Short-Term VIX Futures.

3½Janus Velocity Volatility Hedged Large Cap ETF

The Underlying Volatility ETFs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How the Fund Attempts to Replicate the Underlying Index

The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index by investing under normal circumstances in (a) shares of the Underlying Large Cap ETFs and (b) one or more swaps designed to replicate the performance of the volatility component directly by reference to closing prices of the underlying VIX futures. The Fund could also elect to trade VIX futures directly, although the Fund does not expect to use such instruments under normal circumstances. The Fund may also invest directly in shares of the Underlying Volatility ETFs, though it does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the Fund’s only direct use of such instruments will be solely as described in (b) above.

The Underlying Index is compiled and administered by Janus Index & Calculation Services LLC (“Janus Index Services” or the “Index Provider”). Janus Index Services is affiliated with the Fund and Janus Capital.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Fund of Funds Risk.  The Fund pursues its investment objective by investing its assets in the Underlying Large Cap ETFs and swaps linked to the performance of the Underlying Volatility ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance thus depends on the investment performance of the Underlying Index ETFs in which it invests. An investment in the Fund therefore is subject to the risks associated with the Underlying Index ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying Index ETFs in which it invests.

Underlying Index ETFs Risks.  Investment in the Underlying Index ETFs may subject the Fund to the following risks: Market Risk; Stock Market Risk; Equity Investing Risk; Investment Style Risk; Non-Correlation Risk; and Large Capitalization Company Risk. The Fund may also be subject to certain other risks specific to the Underlying Volatility ETFs which are set forth below.

Market Risk.  The Fund’s investment in an Underlying Index ETF involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Stock Market Risk.  Stock prices overall may decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Underlying Index has a large exposure to the large capitalization sector of the stock market and an exposure to a volatility strategy, therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk.  The Fund’s investment in the Underlying Index ETFs involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Investment Style Risk.  Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time. In addition, the Volatility Component may not be successful in hedging against market volatility at any time.

Non-Correlation Risk.  The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings (and swaps or other instruments designed to provide exposure to the Volatility Component) to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

4½Janus Velocity Volatility Hedged Large Cap ETF

Finally, the Fund intends to obtain exposure to the Volatility Component through swaps or other derivative instruments rather than holding shares of the Underlying Volatility ETFs directly, and thus the Fund may experience additional tracking error if the return of such derivatives differs from that of the Underlying Volatility ETFs.

Due to legal and regulatory rules and limitations, the Fund may be limited in its ability to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Large Capitalization Company Risk.  The large capitalization companies in which the Underlying Index ETFs may invest may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an Underlying Index ETF’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Swap Risk.  The Fund expects to use cleared and over-the-counter (“OTC”) swap agreements in addition to other derivatives to obtain exposure to the Underlying Volatility ETFs and/or the VIX Short-Term Futures Index as a means to achieve its investment objective. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

If the Volatility Component has a dramatic intraday move in value that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap agreement or to invest in other instruments necessary to achieve the desired exposure to the Underlying Volatility ETFs consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the value of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.

The Fund may be charged a fee by the counterparty or clearinghouse in connection with entering into a swap transaction. Similar to other portfolio transaction fees, the cost of investing in swaps is an indirect expense of the Fund that is not included in the Fee Table.

Compounding Risk.  Each of the Underlying Volatility ETFs has an investment objective to match (before fees and expenses) a multiple (i.e., 2x in the case of the Ultra Fund) or the inverse (i.e., -1x in the case of the Short Fund) of the performance of the Short-Term VIX Futures on a given day. Each Underlying Volatility ETF seeks investment results for a single day only, and not for any other period. The return of an Underlying Volatility ETF for a period longer than a day is the result of its return for each day compounded over the period and usually will differ from twice (2x) or the inverse (-1x) of the return of the Fund’s index for the period. An Underlying Volatility ETF will lose money if the Short-Term VIX Futures performance is flat over time, and it is possible for an Underlying Volatility ETF to lose money over time even if the Short-Term VIX Futures’ performance increases (or decreases in the case of the Short Fund), as a result of daily rebalancing, the Short-Term VIX Futures’ volatility and compounding. Longer holding periods, higher index volatility and greater leverage each affect the impact of compounding on an Underlying Volatility ETF’s returns. Daily compounding of an Underlying Volatility ETF’s investment returns can dramatically

5½Janus Velocity Volatility Hedged Large Cap ETF

and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to an Underlying Volatility ETF’s return for a period as the return of the Short-Term VIX Futures. The Underlying Volatility ETFs are not appropriate for direct investments for all investors and present different risks than most mutual funds.

However, the Fund’s exposures to the Underlying Volatility ETFs are part of a hedging strategy intended to reduce the risk of substantial declines in the S&P 500 due to a tail event or “increased volatility.” The Fund’s exposures to the Underlying Volatility ETFs (i) only represent up to 20% of the Fund’s portfolio, (ii) are comprised of offsetting holdings of leveraged and inverse positions on the Short-Term VIX Futures designed to minimize the effects of compounding in either a positive or negative direction, and (iii) are frequently rebalanced in a gradual manner to generally maintain a 15% allocation to the Volatility Component and the target net allocation of the Volatility Component’s overall exposure. Therefore, in the context of the Fund’s overall portfolio, the Fund’s investments in the Underlying Volatility ETFs present significantly different risks to an investor than a direct investment in an Underlying Volatility ETF.

Nondiversification Risk.  The Fund is classified as nondiversified under the 1940 Act. This gives the Fund more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Risk of Leveraged and Inverse Investment.  The Ultra Fund utilizes leverage and the Short Fund utilizes inverse positions with respect to their respective indices. Accordingly, a substantial movement in the underlying index of an Underlying Volatility ETF in the opposite direction of the Underlying Volatility ETF’s position (e.g., a downward movement with respect to a leveraged position and an upward movement with respect to an inverse position) may result in a substantial loss of the Fund’s investment exposure to such Underlying Volatility ETF, up to the complete amount of the Fund’s investment. While the Fund’s exposures to Underlying Volatility ETFs are intended to balance each other out to an extent (as one Underlying Volatility ETF takes a leveraged position with respect to its underlying index while the other takes a short position), there is no guarantee that the Underlying Volatility ETFs’ offsetting positions will prevent the Fund from suffering losses. At any point in time, the Fund’s net exposure to volatility will vary, sometimes significantly from the target net allocation, and could result in a net short position due to daily decreases in VIX Futures prices. In such circumstances, the Fund could experience losses in its exposure to Underlying Volatility ETFs in the event of any increase in the underlying index of the Underlying Volatility ETF.

Liquidity Risk.  Market illiquidity may cause losses for the Underlying Volatility ETFs. The large size of the positions which the Underlying Volatility ETFs may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Underlying Volatility ETFs will typically invest in financial instruments related to one benchmark (the Short-Term VIX Futures), which in many cases is highly concentrated.

Cash Redemption Risk.  Because the Fund invests a portion of its assets in swaps, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Fluctuation of Net Asset Value.  The NAV of the shares of an Underlying Index ETF will generally fluctuate with changes in the market value of the Underlying Index ETF’s portfolio. The market prices of the Underlying Index ETF shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, the Underlying Index ETF shares on the applicable listing exchange. The Underlying Index ETF shares may thus trade below, at or above their NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the Fund may sustain losses. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Underlying Index ETF shares will be closely related to, but not identical to, the same forces influencing the prices of stocks and/or financial instruments individually or in the aggregate at any point in time by an Underlying Index ETF.

Trading Issues Risk.  Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

6½Janus Velocity Volatility Hedged Large Cap ETF

While the creation/redemption feature is designed to make it likely that shares will trade close to the Fund’s NAV, disruptions to creations and redemptions, may result in trading prices that differ significantly from the Fund’s NAV. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may also result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund commenced operations on July 18, 2016, after the reorganization of Janus Velocity Volatility Hedged Large Cap ETF, the Fund’s predecessor fund (“Predecessor Fund”), into the Fund. The performance shown prior to July 18, 2016, reflects the historical performance of the Predecessor Fund prior to the reorganization, calculated using the fees and expenses of the Predecessor Fund. If the Fund had been available during periods prior to July 18, 2016, the performance shown may have been different. The Fund has adopted the financial statements of the Predecessor Fund.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/etfs or by calling 1-877-335-2687.

Janus Velocity Volatility Hedged Large Cap ETF (Predecessor Fund)

Annual returns for periods ended 12/31

Best Quarter: 2nd-2014 5.41% Worst Quarter: 3rd-2015 –6.25%

The Predecessor Fund’s year-to-date return as of the calendar quarter ended June 30, 2016 was 0.91%.

Average Annual Total Returns for periods ended 12/31/15
	1 year	Since Inception of Predecessor Fund (6/21/2013)
Janus Velocity Volatility Hedged Large Cap ETF
Return Before Taxes	–3.85%	6.75%
Return After Taxes on Distributions	–4.04%	6.52%
Return After Taxes on Distributions and Sale of Predecessor Fund Shares(1)	–2.02%	6.52%
VelocityShares Volatility Hedged Large Cap Index(2)	–3.24%	7.34%

7½Janus Velocity Volatility Hedged Large Cap ETF

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Predecessor Fund Shares may exceed the Fund’s other return figures.
(2)	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

After-tax returns are calculated using distributions for the Predecessor Fund for the periods prior to July 18, 2016. If the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser:  Janus Capital Management LLC

Portfolio Managers:  Benjamin Wang, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. Scott M. Weiner, DPhil, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016.

PURCHASE AND SALE OF FUND SHARES

Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” (50,000 or more shares per Creation Unit) through certain participants, known as “Authorized Participants.” The Fund will issue or redeem Creation Units in exchange for portfolio securities included in the Fund’s Underlying Index and/or cash. Because the Fund uses swap instruments, which require cash to establish, maintain and settle transactions, and cannot be readily transferred, the Fund will need to issue and redeem Creation Units partially for cash under normal circumstances. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund.

Shares of the Fund are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s net asset value. As a result, you may pay more than net asset value (at a premium) when you purchase shares, and receive less than net asset value (at a discount) when you sell shares, in the secondary market.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account). A sale of Fund shares may result in a capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, Janus Capital and/or its affiliates may pay broker-dealers or intermediaries for the sale and/or maintenance of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8½Janus Velocity Volatility Hedged Large Cap ETF

ADDITIONAL INFORMATION ABOUT THE FUND

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus.  The fees and expenses shown reflect estimated annualized expenses that the shares expect to incur.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the rate paid by the Fund to Janus Capital for providing certain services. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” include taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, and extraordinary expenses (such as litigation and indemnification expenses).

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days or as soon as reasonably practicable before making any such change it considers material. In addition, the Fund will provide shareholders with at least 60 days’ notice prior to changing the 80% investment policy. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

The Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the exchange and prior to the opening of trading on the exchange the following day. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information. Information about the premiums and discounts at which the Fund’s shares have traded will be available at janus.com/etfs.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Although the Fund will invest at least 80% of its net assets in Underlying Index ETFs and up to 20% of its net assets in derivative instruments, the Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments. Options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Underlying Index. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines generally, or declines in the Underlying Index specifically. Janus Capital anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Underlying Index to be reflected in the portfolio composition of the Fund.

The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Nondiversification

Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund.

9½Janus Detroit Street Trust

Securities Lending

Although not considered a principal investment strategy, the Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When the Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle in which collateral is invested, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. To the extent Janus Capital manages the cash collateral in an affiliated cash management vehicle, it will receive an investment advisory fee for managing such assets.

RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. The Fund invests substantially all of its assets in Underlying Index ETFs. The following information is intended to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk.  The Fund may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Trading Issues Risk.  Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that shares will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may also result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses.

Tax Risk Related to Commodity Pool Investments.  While the Fund currently intends to obtain exposure to the Volatility Component through swaps or other derivatives rather than holding Underlying Volatility ETFs directly, the Fund may in the future invest directly in Underlying Volatility ETFs. Such Underlying Volatility ETFs are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Fund in “qualified publicly traded partnerships” and grantor trusts must be monitored and limited so as to enable the Fund to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. Failure to satisfy either test would jeopardize the Fund’s status as a RIC, which could result in adverse consequences to the Fund.

10½Janus Detroit Street Trust

Securities Lending Risk.  Although not considered a principal risk, the Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

These risks are described further in the Statement of Additional Information.

INFORMATION REGARDING THE UNDERLYING INDEX

The Underlying Index and its Allocations

The VelocityShares Volatility Hedged Large Cap Index reflects the performance of a portfolio consisting of an exposure to (1) a large cap equity portfolio, consisting of the three Underlying Index ETFs listed below which track the Standard & Poor’s 500® Index (the “S&P 500® Index,” with the Underlying Index ETFs tracking the S&P 500® Index being the “Underlying Large Cap ETFs”) and (2) a volatility strategy to hedge moderate volatility, consisting of the two Underlying Index ETFs listed below which utilize futures contracts, swap agreements and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX (Chicago Board Options Exchange, Incorporated Volatility Index (the “VIX”)) Short-Term Futures Index (the “Short-Term VIX Futures;” with such Underlying Index ETFs being the “Underlying Volatility ETFs”).

The Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (the “Volatility Component”). The Volatility Component in the Underlying Index seeks to replicate long/short exposure to short-dated VIX futures, but with a targeted neutral exposure as set forth in the table below under “Index Description.”

The Underlying Volatility ETFs are not registered as investment companies under the 1940 Act. The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How the Fund Attempts to Replicate its Underlying Index

The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index by investing under normal circumstances in (a) shares of the Underlying Large Cap ETFs and (b) one or more derivative instruments (primarily swaps), designed to replicate the performance of the volatility component directly by reference to closing prices of the underlying VIX futures. The Fund could also elect to trade VIX futures directly, although the Fund does not expect to use such instruments under normal circumstances. The Fund may also invest directly in shares of the Underlying Volatility ETFs, though the Fund does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the Fund’s only direct use of such instruments will be solely as described in (b) above.

The Underlying Volatility ETFs intend to track the performance of their reference index (the Short-Term VIX Futures) on a daily basis. As a result, the returns of the Underlying Volatility ETFs over longer holding periods are generally lower than they would be for an ETF which attempted to track the performance of the Short-Term VIX Futures over longer holding periods. This effect tends to be most pronounced when the Short-Term VIX Futures is itself highly volatile, but does not experience a significant, sustained upward or downward trend over multiple trading days. The effect will be far smaller, or not exist at all, if the Short-Term VIX Futures experiences significant sustained movements and/or lower volatility. In fact, in those scenarios, the effect may reverse, and the Underlying Volatility ETFs may have better performance than an ETF which attempts to track the Short-Term VIX Futures over longer holding periods. The Volatility Component is intended to profit from these significant and sustained movements in the Short-Term VIX Futures, but similar to the Underlying Volatility ETFs, the returns of the Volatility Component within the Fund will be lower, compared to a long only position in the Short-Term VIX Futures, when the Short-Term VIX Futures is itself highly volatile and does not have significant sustained movement in any direction.

Index Description.  The Underlying Index’s volatility allocation will be divided into 13 separate portions (each, a “sub-portfolio”), each reflecting a position in the Ultra VIX Short-Term Futures ETF (“Ultra Fund”) with a two-times (2X) leveraged exposure to Short-Term VIX Futures and the Short VIX Short-Term Futures ETF (“Short Fund”) with an inverse (-1X)

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exposure to the same short-term VIX futures index. The target allocation between the leveraged and inverse exposures for the volatility strategy for the Underlying Index is presented in the following table:

Volatility Strategy Target Allocation

Index	Target Allocation	Target Net Allocation
VelocityShares Volatility Hedged Large Cap Index	1/3 (Ultra Fund, with 2x exposure), 2/3 (Short Fund, with -1x exposure)	Neutral

On a weekly basis, the exposures of one of the 13 sub-portfolios is rebalanced to its target allocation, such that during a quarter each of the sub-portfolios is rebalanced.

On a monthly basis, the Underlying Index’s overall portfolio is rebalanced such that the large cap equity market positions represent 85% of the portfolio value and the Volatility Component represents 15% of the portfolio value.

On a quarterly basis, the Underlying Index’s exposures to the three large-cap ETFs will be rebalanced such that each will have an equal weighting and the Underlying Index’s exposures to the 13 volatility strategy sub-portfolios will be rebalanced such that each sub-portfolio has an equal weighting.

The Underlying Index ETFs which currently constitute the Underlying Index are set forth in the table below:

Underlying Index ETFs

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”)	SPY	S&P 500 Index	Tracking of S&P 500 Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500 Index	Tracking of S&P 500 Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500 Index	Tracking of S&P 500 Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis
Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital has received an exemptive order from the Securities and Exchange Commission that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).

Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and reallocate the Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). Janus Capital, subject to oversight and supervision by the Trustees, has responsibility to oversee any subadviser to the Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of subadvisers for the Fund. The order also permits the Fund to disclose subadvisers’ fees only in the aggregate in the SAI. In the event that Janus Capital hires a new subadviser pursuant to the manager-of-managers structure, the Fund would provide shareholders with information about the new subadviser and subadvisory agreement within 90 days.

The Trustees and the initial shareholder of the Fund have approved the use of a manager-of-managers structure for the Fund.

MANAGEMENT EXPENSES

Under its unitary fee structure, the Fund pays Janus Capital a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses.

The Fund’s Management Fee is calculated daily and paid monthly. The Fund’s advisory agreement details the Management Fee and other expenses that the Fund must pay.

The following table reflects the Fund’s contractual Management Fee rate (expressed as an annual rate). The rate shown is a fixed rate based on the Fund’s average daily net assets.

Fund Name	Average Daily Net Assets of the Fund	Contractual Management Fee (%) (annual rate)
Janus Velocity Volatility Hedged Large Cap ETF	All Asset Levels	0.65

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s annual report (for the period ending October 31) or semiannual report (for the period ending April 30) to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your broker-dealer, plan sponsor, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/etfs.

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INVESTMENT PERSONNEL

Janus Velocity Volatility Hedged Large Cap ETF

Co-Portfolio Managers Benjamin Wang and Scott M. Weiner jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Benjamin Wang,  CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. He is also Portfolio Manager of other Janus accounts. Mr. Wang joined Janus Capital in November 2014 following Janus Capital’s acquisition of VelocityShares, LLC. Prior to joining Janus Capital, Mr. Wang was Vice President at VelocityShares, LLC from 2012 to 2014, and an execution trader at Goldman Sachs Asset Management from 2007 to 2012. He holds a Bachelor of Science degree and a Master of Engineering in Computer Science from the Massachusetts Institute of Technology, and a Master of Science degree in Financial Engineering from Columbia University. Mr. Wang holds the Chartered Financial Analyst designation.

Scott M. Weiner,  DPhil, is Co-Portfolio Manager of the Fund, which he has co-managed since July 2016. He is also Portfolio Manager of other Janus accounts. Mr. Weiner joined Janus Capital in November 2014 following Janus Capital’s acquisition of VelocityShares, LLC. Prior to joining Janus Capital, Mr. Weiner was Managing Director at VelocityShares, LLC from 2011 to 2014, and Managing Director and U.S. Head of Equity Derivatives and Quantitative Strategy at Deutsche Bank from 2005 to 2010. He holds a Finance degree from the Wharton School of the University of Pennsylvania, a Master’s degree in Economics from the University of Oxford, and also received his Doctorate in Economics from the University of Oxford.

Information about the portfolio managers’ compensation structure and other accounts managed is included in the SAI.

Conflicts of Interest

Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

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OTHER INFORMATION

DISTRIBUTION OF THE FUND

Creation Units for the Fund are distributed by ALPS Distributors, Inc. (the “Distributor”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

INDEX PROVIDER

Janus Index & Calculation Services LLC (“Janus Index Services”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with Janus Index Services to use the Underlying Index. Janus Index Services is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the Fund, which could motivate it to alter the index methodology for the Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

Disclaimers

Janus Index Services is the licensor of certain trademarks, service marks, and trade names.

Neither Janus Index Services nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by Janus Index Services without regard to Janus Capital or the Fund. Janus Index Services has no obligation to take the needs of Janus Capital or the owners of the Fund into consideration in determining, composing, or calculating the Index. Janus Index Services is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.

ALTHOUGH JANUS INDEX SERVICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE UNDERLYING INDEX OR DATA. JANUS INDEX SERVICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JANUS INDEX SERVICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually.

Distribution Schedule

Income dividends, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Underlying Index tracking or to comply with the distribution requirements of the Internal Revenue Code. The date you receive your distribution may vary depending on how your intermediary processes trades. Dividend payments are made through Depository Trust Company (“DTC”) participants and indirect participants to beneficial owners then of record with proceeds received from the Fund. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV

Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in the Fund’s daily net asset value (“NAV”). The Fund’s NAV drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s NAV was $10.00 on December 30, the Fund’s NAV on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable fund do not increase the value of your investment and may create income tax obligations.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. The following is a general discussion of certain federal income tax consequences of investing in the Fund. The discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser regarding the effect that an investment in the Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.

Taxes on Distributions

Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions from net investment income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Fund shares. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to an additional 3.8% Medicare contribution tax on net investment income. Net investment income includes dividends paid by the Fund and capital gains from any sale or exchange of Fund shares. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

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Taxes on Sales

Any time you sell the shares of the Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility.

The Fund may be required to withhold U.S. federal income tax on all distributions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

For shares purchased on or after January 1, 2012 and sold thereafter from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, which is often the average cost method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.

Taxation of the Fund

Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of substantially all its net investment income and net capital gains. It is important for the Fund to meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. If the Fund invests in a partnership, however, it may be subject to state tax liabilities.

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SHAREHOLDER’S GUIDE

The Fund issues or redeems its shares at NAV per share only in Creation Units. Shares of the Fund are listed for trading on a national securities exchange and trade on the secondary market during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and offered price in the secondary market on each purchase and sale transaction. Fund shares are traded on NYSE Arca under the trading symbol SPXH. Share prices are reported in dollars and cents per share.

Authorized Participants may acquire Fund shares directly from the Fund, and Authorized Purchasers may tender their Fund shares for redemption directly to the Fund, at NAV per share, only in Creation Units and in accordance with the procedures described in the SAI.

PRICING OF FUND SHARES

The per share NAV of the Fund is computed by dividing the total value of the Fund’s portfolio, less any liabilities, by the total number of outstanding shares of the Fund. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“Business Day”). However, the NAV may still be calculated if trading on the NYSE is restricted, provided there is sufficient pricing information available for the Fund to value its securities, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not Business Days in the United States and on which you will not be able to purchase or sell the Fund’s shares.

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates.

The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, sales, or other account activity must be processed through your financial intermediary or plan sponsor.

DISTRIBUTION AND SERVICING FEES

Distribution and Shareholder Servicing Plan

The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund. However, the Trustees have determined not to authorize payment of a 12b-1 Plan fee at this time.

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Under the terms of the Plan, the Trust is authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Funds available to their clients or otherwise distributing, promoting or marketing the Funds. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Funds, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Funds. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain Funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. More information regarding these payments is contained in the Statement of Additional Information.

With respect to non-exchange-traded Janus funds not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Janus funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other funds (or non-mutual fund investments), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

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From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.

PURCHASING AND SELLING SHARES

Shares of the Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares.

The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity. Shares of the Fund may be acquired through the Distributor or redeemed directly with the Fund only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption of Creation Units” section of the Statement of Additional Information. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Fund’s primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Business Day with respect to the Fund is each day NYSE Arca is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when NYSE Arca closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if it is unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent

20½Janus Detroit Street Trust

shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Share Prices

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions, and other factors. Information regarding the intra-day net asset value of the Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The intra-day net asset value is based on the current market value of the securities and/or cash included in the Fund’s intra-day net asset value basket. The intra-day net asset value does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the intra-day net asset value should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The intra-day net asset value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in the Fund’s intra-day net asset value basket. The Fund is not involved in, or responsible for, the calculation or dissemination of the intra-day net asset value and makes no representation or warranty as to its accuracy. An inaccuracy in the intra-day net asset value could result from various factors, including the difficulty of pricing portfolio instruments on an intra-day basis.

Premiums and Discounts

There may be differences between the daily market prices on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price per share at which the Fund issues and redeems shares. See “Pricing of Fund Shares” above. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above, or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV,

21½Janus Detroit Street Trust

expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during the Fund’s four previous calendar quarters (or for the life of the Fund, if shorter) will be available at janus.com/etfs.

Investments by Other Investment Companies

The Trust and the Fund are part of the Janus family of funds and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the 1940 Act.

For purposes of the 1940 Act, Fund shares are issued by a registered investment company and purchases of Fund shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Fund shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. This relief is not available for investments by registered investment companies in the Fund, since the Fund operates as a “fund-of-funds” by investing in the Underlying Index ETFs.

EXCESSIVE TRADING

Frequent trading of Fund shares does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains by the Fund, or otherwise harm Fund shareholders. The vast majority of trading in Fund shares occurs on the secondary market. Because these trades do not involve the Fund, they do not harm the Fund or its shareholders. A few institutional investors are authorized to purchase and redeem Fund shares directly with the Fund. Because these trades typically are effected in kind (i.e., for securities and not for cash), they do not cause any of the harmful effects to the issuing fund (as previously noted) that may result from frequent cash trades. For these reasons, the Trustees of the Fund have determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing of Fund shares. However, the Fund’s policies and procedures regarding frequent purchases and redemptions may be modified by the Trustees at any time.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

Each business day, the Fund’s portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. In addition, on each business day before commencement of trading in shares on the NYSE Arca, the Fund will disclose on janus.com/etfs the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day. The Fund is also required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders.

For additional information on these disclosures and the availability of portfolio holdings information, please refer to the Fund’s SAI.

SHAREHOLDER COMMUNICATIONS

Statements and Reports

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Fund’s fiscal year ends October 31.

22½Janus Detroit Street Trust

Lost (Unclaimed/Abandoned) Accounts

It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor is unable to locate the shareholder, then the financial intermediary or plan sponsor is legally obligated to deem the property “unclaimed” or “abandoned,” and subsequently escheat (or transfer) unclaimed property (including shares of a fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

23½Janus Detroit Street Trust

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The information shown for the fiscal periods ended November 30 has been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion of those financial statements.

The Fund commenced operations on July 18, 2016, after the reorganization of Janus Velocity Volatility Hedged Large Cap ETF (the “Predecessor Fund”) into the Fund. The financial highlights shown are for the Predecessor Fund. The Predecessor Fund had a fiscal year end of November 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Fund (assuming reinvestment of all dividends and distributions).

Janus Velocity Volatility Hedged Large Cap ETF†

For a Share Outstanding Throughout the Years Presented

	For the Year Ended November 30,			For the Period June 21, 2013 (commencement of operations) to November 30, 2013
	2015*	2014
Net asset value, beginning of period	$30.64	$27.85		$25.00
Income/(loss) from investment operations:
Net investment income(a)	0.35	0.21		0.12
Net realized and unrealized gain/(loss)	(1.10)	2.84		2.88
Total from investment operations	(0.75)	3.05		3.00
Distributions:
From net investment income	(0.24)	(0.19)		(0.10)
From net realized gains	—	(0.00)	(b)	—
From tax return of capital	—	(0.07)		(0.05)
Total distributions	(0.24)	(0.26)		(0.15)

Net increase/(decrease) in net asset value	(0.99)	2.79		2.85

Net asset value, end of period	$29.65	$30.64		$27.85

Total return(c)	(2.44)%	11.00%		12.04%
Ratios/supplemental data:
Net assets, end of period (000s)	$66,712	$75,070		$8,357
Ratio of expenses to average net assets	0.65%	0.65%		0.65%	(d)
Ratio of net investment income to average net assets	1.15%	0.71%		1.05%	(d)
Portfolio turnover rate(e)	4%	1%		2%

†	Effective July 18, 2016, Janus Velocity Volatility Hedged Large Cap ETF (the “Predecessor Fund”) was reorganized into the Fund. The Predecessor Fund had a fiscal year end of November 30.
*	Effective January 23, 2015, VelocityShares Volatility Hedged Large Cap ETF changed its name to Janus Velocity Volatility Hedged Large Cap ETF.
(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions.

24½Janus Detroit Street Trust

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/etfs. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com/etfs

151 Detroit Street

Denver, CO 80206-4805

1-877-335-2687

The Trust’s Investment Company Act File No. is 811-23112.

July 18, 2016

	Ticker	Stock Exchange
Janus Velocity Tail Risk Hedged Large Cap ETF	TRSK	NYSE Arca, Inc.

Janus Detroit Street Trust

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Janus Velocity Tail Risk Hedged Large Cap ETF, which is a separate series of Janus Detroit Street Trust, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

On July 18, 2016, as the result of the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF of the ALPS ETF Trust into the Trust, the Fund assumed the assets and liabilities of the Janus Velocity Tail Risk Hedged Large Cap ETF (the “Predecessor Fund”). For this reason, certain historical information contained in this SAI for periods prior to July 18, 2016 is that of the Predecessor Fund. In addition, the Annual Report, which contains important financial information about the Predecessor Fund, is incorporated by reference into this SAI and is also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/etfs, or by contacting a Janus representative at 1-877-335-2687.

This SAI is not a Prospectus and should be read in conjunction with the Fund’s Prospectus dated July 18, 2016, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained by contacting your broker-dealer, plan sponsor, or financial intermediary, at janus.com/etfs, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available) are available, without charge, by contacting your broker-dealer, plan sponsor, or financial intermediary, at janus.com/etfs, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	17

Custodian, Transfer Agent, and Certain Affiliations	24

Portfolio Transactions and Brokerage	25

Shares of the Trust	27
Net Asset Value Determination	27
Creation and Redemption of Creation Units	28

Income Dividends, Capital Gains Distributions, and Tax Status	36

Trustees and Officers	39

Principal Shareholders	45

Miscellaneous Information	46
Shares of the Trust	46
Shareholder Meetings	46
Voting Rights	46
Master/Feeder Option	47
Independent Registered Public Accounting Firm	47
Registration Statement	47

Financial Statements	48

1

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS,

AND INVESTMENT STRATEGIES AND RISKS

JANUS DETROIT STREET TRUST

This Statement of Additional Information includes information about Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”), which operates as an exchange-traded fund (“ETF”) and is a series of the Trust, an open-end, management investment company.

The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), or in certain circumstances, for an all cash payment. Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Unlike mutual funds, the Fund’s shares are not individually redeemable securities. Rather, the Fund’s shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof. In the event of liquidation of the Fund, the Trust may lower the number of shares in a Creation Unit.

The Trust may issue and redeem shares in-kind and/or for cash. The Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information in this SAI and the Prospectus, such as information about purchasing and redeeming shares from the Fund and transaction fees, is not relevant to most retail investors because it applies only to transactions for Creation Units. Refer to “Creation and Redemption of Creation Units”.

Once created, the Fund’s shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing the Fund’s shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

EXCHANGE LISTING AND TRADING

Shares of the Fund are listed for trading and trade throughout the day on the Listing Exchange and other secondary markets. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days; (ii) the value of the underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”) is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund. In the event the Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.

As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you will incur a brokerage commission determined by that financial intermediary.

In order to provide additional information regarding the intra-day value of shares of the Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated intra-day net asset value (“iNAV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the iNAV and makes no representation or warranty as to the accuracy of the iNAV.

Shares of the Fund trade on the Listing Exchange or in the secondary market at prices that may differ from their NAV or iNAV, because such prices may be affected by market forces (such as supply and demand for the Fund’s shares). The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Fund is not sponsored, endorsed, sold, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives.

2

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies funds as either diversified or nondiversified. The Fund is classified as nondiversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Fund.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund if a matter affects just the Fund) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund) are present or represented by proxy. The following policies are fundamental policies of the Fund.

The Fund may not:

(1)  Invest 25% or more of the value of its total assets in any particular industry or group of industries (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation.

(2)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(3)  Lend any security or make any other loan if, as a result, more than one-third of the Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(4)  Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(5)  Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps, repurchase transactions (including reverse repurchase agreements), or forward transactions. The Fund may not issue “senior securities” in contravention of the 1940 Act.

(6)  Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1)  The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Fund may engage in short sales other than against the box, which involve selling a security that the Fund borrows and does not own. The Trustees may impose limits on the Fund’s investments in short sales, as described in the Fund’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

3

(2)  The Fund does not intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(3)  The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(4)  The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of liquidity factors affecting the security.

(5)  The Fund may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing Fund may be unable to repay the loan when due. While it is expected that a fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, a fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.

For purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of the Fund’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this SAI and/or the Fund’s Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

INVESTMENT STRATEGIES AND RISKS

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. A discussion of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the

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headings “Principal Investment Risks” and “Risks of the Fund.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

General Considerations and Risks

Investment in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Fund is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from the Underlying Index.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Diversification

Funds are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Although the Fund is classified as nondiversified, the underlying equity ETFs in which the Fund invests (which typically represent 85% of the Fund’s net assets) are classified as diversified.

Loans of Portfolio Securities

The Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed one-third of the Fund’s total assets.

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Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the applicable Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Senior Securities

In general, the Fund may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow the Fund to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Repurchase Agreements

The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). Janus Capital will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when Janus Capital believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments

The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable

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certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by Janus Capital; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Company Securities

The Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund’s total assets (the “Section 12(d)(1) Limits”). In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Fund may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Fund may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Fund invests in money market funds or other funds, the Fund will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, to the extent that Janus Capital serves as the investment adviser to underlying funds or investment vehicles in which the Fund may invest, Janus Capital may have conflicting interests in fulfilling its fiduciary duties to both the Fund and the underlying funds or investment vehicles.

Investment companies may include index-based investments such as exchange-traded funds which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of Section 12(d)(1) the 1940 Act. The Fund may rely on this relief to invest in these ETFs in excess of the Section 12(d)(1) Limits. In addition, the Fund may invest in other investment companies in excess of the Section 12(d)(1) Limits in accordance with the provisions of Sections 12(d)(1)(F) or (G) of the 1940 Act, which provide certain exemptions from the Section 12(d)(1) Limits.

The Fund has obtained exemptive relief from the SEC permitting the Fund to sell, and other investment companies to acquire, shares in the Fund in excess of the limits imposed by Section 12(d)(1) of the 1940 Act. This exemptive relief is conditioned, among other things, on the Fund refraining from acquiring securities of an investment company, or certain private investment pools, in excess of the Section 12(d)(1) Limits. Consequently, if the Fund sells its shares to other investment companies in accordance with its exemptive relief, it will refrain from purchasing shares of ETFs, other registered investment companies, or private investment pools in excess of the limits imposed by Section 12(d)(1). Notwithstanding this limitation, the Fund may still invest in other investment companies in excess of the Section 12(d)(1) Limits in order to engage in certain short-term cash management activities or to invest in a master fund pursuant to the Fund’s non-fundamental investment policy that permits the Fund to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

Illiquid Securities

The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate current value, and include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

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Futures and Options

The Fund may utilize exchange-traded futures and options contracts.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the Underlying Index. Under such circumstances, Janus Capital may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Fund, neither the Fund nor the Trust are deemed to be a “commodity pool” or “commodity pool operator” (“CPO”), respectively, under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. Janus Capital is not deemed to be a “commodity trading advisor” with respect to its services as an investment adviser to the Fund. In February 2012, however, the CFTC adopted certain regulatory changes that will subject the adviser of an investment company to registration with the CFTC as a CPO if the investment company is unable to comply with certain trading and marketing limitations.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed

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five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that Janus Capital were required to register as a CPO with respect to the Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Cybersecurity

With the increased use of the Internet to conduct business, the Fund is susceptible to operational and information security risks. In general cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cyber security failures or breaches by the Fund’s third party service providers (including, but not limited to, Janus Capital, custodians, transfer agents, and financial intermediaries), or the subadvisers (if applicable) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the Fund to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

While Janus Capital has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cyber-attack tactics. As such, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

INFORMATION ABOUT THE UNDERLYING INDEX PROVIDER AND DISCLAIMERS

The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index.

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Janus Index & Calculation Services LLC (“Janus Index Services” or “Index Provider”) is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the Fund, which could motivate it to alter the index methodology for the Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with Janus Index Services and Janus Capital. Janus Capital pays a licensing fee to the Index Provider out of the management fee.

The only relationship that Janus Index Services has with the Fund, Janus Capital, or ALPS Distributors, Inc., the distributor of the Fund in connection with the Fund is that Janus Index Services has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to Janus Capital, ALPS Distributors, Inc., or owners of the Fund. Janus Index Services has no obligation to take the specific needs of Janus Capital, ALPS Distributors, Inc., or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Janus Index Services is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the net asset value of the Fund. Janus Index Services has no obligation or liability in connection with the administration or trading of the Fund.

ALTHOUGH JANUS INDEX SERVICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO EITHER UNDERLYING INDEX OR DATA. JANUS INDEX SERVICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JANUS INDEX SERVICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of either Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.

Janus Capital and Janus Capital’s logo are service marks of Janus Capital. All other trademarks, service marks or registered trademarks are the property of their respective owners. These marks have been licensed for use by Janus Index Services.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

General

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities

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markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The various derivative instruments that the Fund may use are described in more detail in this Statement of Additional Information. The Fund may use derivative instruments for risk management purposes or as part of its investment strategies.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vi) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

The Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Fund may invest. The Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Fund to set aside assets to meet its obligations with respect to derivatives may result in the Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in the Fund needing to sell securities at a disadvantageous time. The Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Fund to be more volatile and can result in significant losses.

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Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, Janus Capital may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a swap dealer, bank or other financial institution. The Fund enters into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Fund can enter into a new trade, market conditions may become less favorable to the Fund.

The Fund may have a limited number of swap counterparties with whom to establish swap positions at any given point, due to Janus Capital’s on-going counterparty assessment, a counterparty’s willingness or ability to engage in swap transactions with the Fund or for other reasons. A limited number of swap counterparties with whom to transact may make it more difficult and/or expensive for the Fund to engage in swap transactions in pursuit of the Fund’s investment strategy.

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Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

The Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Bi-lateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. Some interest rate and credit default swaps are currently subject to central clearing and exchange trading. Although exchange-trading and clearing decreases the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to the Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest.

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If the Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Fund that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

Tax Risks

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund. Refer to the “Income Dividends, Capital Gain Distributions, and Tax Status” section of this Statement of Additional Information for additional information regarding Fund taxation.

Market Events

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole is not yet certain.

On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (“EU”), which led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom’s exit from the EU (known as “Brexit”) will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

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Natural Disasters and Extreme Weather Conditions

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

PORTFOLIO TURNOVER

The following table summarizes the portfolio turnover rate for the Predecessor Fund. Prior to the reorganization, the Predecessor Fund had a fiscal year end of November 30. The Fund’s fiscal year end is October 31.

Fund Name	Portfolio Turnover Rate for the fiscal year ended November 30, 2015	Portfolio Turnover Rate for the fiscal year ended November 30, 2014
Janus Velocity Tail Risk Hedged Large Cap ETF	11%	2%

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Investment Company Holdings Disclosure Policies and Procedures adopted by the Fund’s Trustees are designed to ensure that the Fund’s portfolio holdings information is disclosed in a manner that (i) is consistent with applicable legal requirements and in the best interest of the Fund’s shareholders; (ii) does not put the interests of Janus Capital, ALPS Distributors, Inc., or any affiliated person of Janus Capital or ALPS Distributors, Inc., above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of Creation Units; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation members, subscribers to various fee-based subscription services, Authorized Participants, and other institutional market participants and entities that provide information for transactional services.

•	Disclosure of Portfolio Holdings in Accordance with SEC Exemptive Relief. Each business day, the Fund’s portfolio holdings information is provided to ALPS Distributors, Inc. or other agent for dissemination through the facilities of the National Securities Clearing Corporation and/or other fee-based subscription services to National Securities Clearing Corporation members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. In addition, on each business day before commencement of trading in shares on the NYSE Arca, Inc., the Fund will disclose on janus.com/etfs the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day.

•	Disclosure of Portfolio Holdings as Required by Applicable Law. The Fund is also required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020.

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and in providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of Janus Capital, ALPS Distributors, Inc. and its affiliates, and the administrator, custodian, and fund accountant who deal directly with, or assist in, functions related to investment management,

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distribution, administration, custody, securities lending, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the National Securities Clearing Corporation. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. The Chief Compliance Officer reports to the Fund’s Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Compliance Officer or a designee has the authority to waive one or more provisions of, or make exceptions to, the Investment Company Holdings Disclosure Policies and Procedures when in the best interest of the Fund and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances.

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INVESTMENT ADVISER

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Fund’s Advisory Agreement will be in effect for an initial term of two years and from year to year thereafter so long as such continuance is approved at least annually by the vote of a majority of the Fund’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Fund’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement: (i) may be terminated, without the payment of any penalty, by the Fund’s Trustees, or the vote of at least a majority of the outstanding voting securities of the Fund, or Janus Capital, on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Fund, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund’s investments, provide office space for the Fund, and certain other advisory-related services. Pursuant to the Advisory Agreement, under the unitary fee structure, the Fund pays Janus Capital a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services to the Fund. The fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the Management Fee, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses.

Janus Capital has received an exemptive order from the SEC that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).

Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and reallocate the Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have responsibility to oversee such subadviser to the Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. The order also permits the Fund to disclose subadvisers’ fees only in the aggregate. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Janus fund would provide shareholders with information about the subadviser and subadvisory agreement within 90 days.

The Trustees and the initial shareholder of the Fund have approved the use of a manager-of-managers structure for the Fund.

Janus Capital also provides certain administration services necessary for the operation of the Fund, including, but not limited to, blue sky registration and monitoring services, and preparation of prospectuses.

A discussion regarding the basis for the Trustees’ approval of the Fund’s Advisory Agreement will be included in the Fund’s next annual report (for the period ending October 31) or semiannual report (for the period ending April 30) to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your broker-dealer, plan sponsor, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/etfs.

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The Fund pays a monthly Management Fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the following annual rate.

Fund Name	Average Daily Net Assets of Fund	Contractual Management Fees (%) (annual rate)
Janus Velocity Tail Risk Hedged Large Cap ETF	All Asset Levels	0.65

The following table summarizes the management fees paid by the Predecessor Fund for the last three fiscal years ended November 30. Prior to the reorganization, the Predecessor Fund had a fiscal year end of November 30. The Fund’s fiscal year end is October 31.

Fund Name	For the Fiscal Year Ended November 30, 2015	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF(1)	$264,025	$151,106	$6,133

(1)	The Predecessor Fund commenced operations on June 21, 2013.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Fund available to their clients or otherwise distributing, promoting or marketing the Fund. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Fund, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Fund. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Other factors may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time.

With respect to non-exchange-traded Janus funds, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Janus funds. Janus Capital or its affiliates may also pay intermediaries for the development of technology platforms and reporting systems. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about

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intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other funds (or non-investment company investments), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as adviser to a number of mutual funds. In addition, it acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital, an account may participate in a Primary Offering if the portfolio managers believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy

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(as opposed to pro rata across all participating accounts). To the extent a fund, such as a new fund, has only affiliated shareholders, such as a portfolio manager or an adviser, and the fund participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the fund.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes. In certain circumstances, and subject to its allocation procedures, Janus Capital may deviate from a pro-rata allocation to account for allocation sizes that are deemed, by the portfolio managers, to be de minimis to certain eligible accounts or to address situations specific to individual accounts (e.g., cash limitations, position weightings, etc.). Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but is not held long in the account in which the portfolio manager is placing the short. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

The Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

ALPS Distributors, Inc.’s Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Trustees have approved a Code of Ethics adopted by ALPS Distributors, Inc. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Code of Ethics applies to the personal investing activities of ALPS Distributors, Inc. (“Access Persons”). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Code of Ethics permits personnel subject to the Code to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Code of Ethics is on file with the SEC, and is available to the public.

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Janus Ethics Rules

Janus Capital currently has in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Fund’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to the Fund’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Fund’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC PROXY VOTING SUMMARY FOR THE FUND

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service, Institutional Shareholder Services Inc. (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures

Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Investment company proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-investment company client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the

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“Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary investment company. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The Fund may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. The portfolio managers have discretion to pull back lent shares before proxy record dates and vote proxies if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote investment company proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies

As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues

Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues

Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Equity and Executive Compensation Issues

Janus Capital reviews equity compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan and identify plan features and grant practices that demonstrate good stewardship of investors’ interests regarding executive compensation. Janus Capital will generally vote against plans if the estimated cost is above the allowable cap (an industry-specific, market cap-based amount calculated by the Proxy Voting Service) and/or plan features and grant practices are determined to be misaligned with maximizing shareholder value. Proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed. Janus Capital will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained (as determined by Janus Capital).

General Corporate Issues

Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are

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designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline.

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CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS

State Street Bank and Trust Company (“State Street” or the “Custodian”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund and of an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund’s securities and cash held outside the United States. The Fund’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund. State Street also serves as transfer agent for the shares of the Fund (“Transfer Agent”).

State Street also provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an Agreement with Janus Capital, on behalf of the Fund. Janus Capital may cancel this Agreement at any time with 90 days’ notice. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator.

ALPS Distributors, Inc. (“ALPS” or the “Distributor”), 1290 Broadway, #1100, Denver, CO 80203-5603 is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). ALPS acts as the agent of the Fund in connection with the sale of its shares in all states in which such shares are registered and in which ALPS is qualified as a broker-dealer. Under the Distribution Agreement, ALPS offers Creation Units of the Fund’s shares on an ongoing basis.

Pursuant to an agreement with ALPS, Janus Distributors LLC (“Janus Distributors”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, and a member of FINRA, may provide marketing and promotional services on behalf of the Fund. Janus Distributors does not receive any compensation from the Fund or ALPS for such services.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Janus Capital places all portfolio transactions of the Fund. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Fund’s Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities Exchange Act of 1934. CCAs allow Janus Capital to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, and such research may not necessarily be used by Janus Capital in connection with the same accounts that paid commissions to the broker providing such brokerage and research products and services. Such products and services may not always be used in connection with management of the Fund. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally

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do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step- out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

The following table summarizes the total amount of brokerage commissions paid by the Predecessor Fund for the last three fiscal years ended November 30. Prior to the reorganization, the Predecessor Fund had a fiscal year end of November 30. The Fund’s fiscal year end is October 31.

Fund Name	For the Fiscal Year Ended November 30, 2015	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF(1)	$395	$123	$12

(1)	The Predecessor Fund commenced operations on June 21, 2013.

Brokerage commissions paid by the Fund may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

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SHARES OF THE TRUST

NET ASSET VALUE DETERMINATION

As stated in the Fund’s Prospectus, the net asset value (“NAV”) of the shares of the Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of the Fund is computed by dividing the net assets by the number of the Fund’s shares outstanding. Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be valued on an amortized cost basis.

Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund’s NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Rule 12b-1 under the 1940 Act, as amended, (the “Rule”) provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution Plan (“Rule 12b-1 Plan”) pursuant to which the Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. ALPS, as the Fund’s principal underwriter, and Janus Capital may have a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, the Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to the Fund.

The Rule 12b-1 Plan was approved by the Board, including a majority of the Independent Trustees of the Fund. In approving each Rule 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders.

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The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).

A “Business Day” with respect to the Fund is each day the Listing Exchange is open, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.

Fund Deposit

The consideration for purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Fund generally offers Creation Units partially for cash.

Janus Capital makes available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number or par value of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.

The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by Janus Capital with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Fund’s portfolio.

The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through Depository Trust Company (“DTC”) or the Clearing Process (as discussed below). If permitted by applicable laws to offer Creation Units of the Fund in exchange for the Fund Deposit, the Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations.

Procedures for Creating Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed an Authorized Participant Agreement is referred to as an

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“Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Role of the Authorized Participant

Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through a non-Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor and Transfer Agent have adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor, Transfer Agent, and their agents in connection with creation and redemption transactions, as applicable.

Authorized Participant Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

Placement of Creation Orders

Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by the Custodian or a subcustodian (a “Central Depository Account”). Any portion of a Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the participant institution in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of the Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the Custodian or subcustodian for such Central Depository Account generally before 2:00 p.m., Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the third business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian generally before 3:00 p.m., Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by the Fund prior to such time.

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Purchase Orders

To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 1:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify Janus Capital and the custodian of such order. The custodian will then provide such information to any appropriate subcustodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 1:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund’s deadline specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s or its Transfer Agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund’s Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund’s right (and the right of the Distributor and Janus Capital) to reject any order until acceptance, as set forth below.

Once the Fund has accepted an order, upon the next determination of the net asset value of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such net asset value. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or Janus Capital, have an adverse effect on the Fund or the rights of beneficial owners; or

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(vii) circumstances outside the control of the Fund, the Distributor or its agent and Janus Capital make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, Transfer Agent, subcustodian, and Distributor or their agents are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor or its agent and Janus Capital shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105%, which percentage Janus Capital may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The only collateral that is acceptable to the Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the cash collateral.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

Costs Associated with Creation Transactions

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard creation transaction fee (as described above):

Standard Creation Transaction Fee
$700

Redemption of Creation Units

Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other

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costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Fund generally redeems Creation Units partially for cash. Please see “Cash Redemption Method” and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.

Janus Capital will make available through the NSCC, prior to the opening of business on the Listing Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.

If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Trust also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of a Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units in cash and Fund Securities.

Cash Redemption Method

Although the Trust does not ordinarily permit partial or full cash redemptions of Creation Units of the Fund, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Fund are generally redeemed partially in cash), they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs Associated with Redemption Transactions

A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard redemption transaction fee (as described above):

Standard Redemption Transaction Fee
$700

Placement of Redemption Orders

Redemption requests for Creation Units of the Fund must be submitted to the Transfer Agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before

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1:00 p.m., Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Transfer Agent or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Fund is received by the Transfer Agent or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Transfer Agent or its agent shall notify the Fund of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (i.e., “T+3”). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. “Regular Holidays” identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Trust will make delivery of redemption proceeds within the number of days stated in “Regular Holidays” to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise the option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable

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U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Trust does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Fund generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in “Regular Holidays” in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to 10:00 a.m., Eastern time on the Listing Exchange business day after the date of submission of such redemption request, the Transfer Agent or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, which percentage Janus Capital may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral.

Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays

For every occurrence of one or more intervening holidays in the applicable non-U.S. market or U.S. bond market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market or U.S. bond market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market or U.S. bond market holiday schedules, will require a delivery process longer than seven calendar days, in

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certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

In calendar years 2016 and 2017, the dates of regular holidays affecting the relevant securities markets in which the Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2016	2017
January 1	January 2
January 18	January 16
February 15	February 20
March 25	April 14
May 30	May 29
July 4	July 4
September 5	September 4
November 24	November 23
December 26	December 25

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INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

Dividends from net investment income are normally declared and distributed quarterly. It is a policy of the Fund to make distributions of any realized net capital gains at least annually. Any net capital gains realized during each fiscal year are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well.

Fund Taxation

The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special federal income tax treatment.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. In certain circumstances, the Fund may be required to accrue income on an investment prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. In certain cases, the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

In the future, the Fund may obtain exposure to the Volatility Component by investing directly in Underlying Volatility ETFs. Such Underlying Volatility ETFs are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Fund in “qualified publicly traded partnerships” and grantor trusts must be monitored and limited so as to enable the Fund to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company.

The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies under the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.

Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year and the Fund qualifies under Section 853 of the Internal Revenue Code, the Fund may elect to pass through such taxes to shareholders. If the Fund makes such an election, foreign taxes paid by the Fund will be reported to shareholders as income and shareholders may claim either a foreign tax credit or deduction for such taxes, subject to certain limitations. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

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Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, treasury regulations, and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character, and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes, or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Shareholder Taxation

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions from the Fund’s net investment income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to shareholders as ordinary income, unless such distributions are attributable to “qualified dividend income” eligible for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Dividends received from certain foreign corporations generally will not constitute qualified dividend income. Distributions of the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long shares of the Fund were held. Long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 20%. Dividends paid by the Fund may also qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Internal Revenue Code are satisfied. Generally, however, dividends received on stocks of foreign issuers are not eligible for the dividends-received deduction when distributed to the Fund’s corporate shareholders. Distributions from the Fund may also be subject to foreign, state, and local income taxes. Please consult a tax adviser regarding the tax consequences of Fund distributions and to determine whether you will need to file a tax return.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables.

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If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Distributions declared by the Fund during October, November, or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Fund will notify its shareholders each year of the amount and type of dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares of the Fund will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (“TIN”), certify that it is correct, and certify that he, she, or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. The Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors.

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TRUSTEES AND OFFICERS

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	11	Independent Trustee, Clough Funds Trust (investment company) (since 2015).
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (since 2015). Formerly, Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	11	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Management Advisor, BoxCast, Inc. (technology start-up company) (since 2014). Formerly Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	11	Director, State Farm Bank (banking) (since 2014).

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TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker-dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	11	Director, Perkins Investment Management LLC (since 2014).

*	Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
**	Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present	President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).
David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	2/16-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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The Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. As part of the organizational meeting of the Board, the Board determined based on the totality of the information available regarding all of the board members, including the specific experience, qualifications, attributes or skills, as noted below, that each of the Trustees should serve as members of the Board of Trustees. In reaching these conclusions, the Board, in the exercise of its reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive. Each member is listed below.

Michael Drew Elder:  Service as a senior executive of Janus Capital, president of Janus Distributers LLC, and experience with the financial services industry.

Maureen T. Upton:  Service as a consultant to global mining, energy and water resource industries, founder of sustainability consultancy, director of public affairs of a NYSE-listed mining corporation, and experience with the financial services industry.

Clifford J. Weber:  Service as a senior executive of stock exchanges with responsibilities including exchange-traded fund and exchange-traded product issues, experience with the structure and operations of exchange-traded funds, experience with secondary market transactions involving exchange-traded funds, and service as a mutual fund independent director.

Jeffrey B. Weeden:  Service as a senior executive and CFO of NYSE-listed financial services companies, and as a director of a bank.

General Information Regarding the Board of Trustees and Leadership Structure

The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and the Fund on behalf of Fund shareholders. A majority of the Board is considered Independent of Janus Capital and the Distributor. The Board’s Chair is also an Independent Trustee and each Committee is comprised solely of Independent Trustees. The Board’s responsibilities include, but are not limited to, oversight of the Fund’s officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Fund’s service providers, including the investment management agreements with Janus Capital and distribution agreement with ALPS. The Trustees are also responsible for determining or changing the Fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the Fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee) and independent counsel, each of whom are selected by the Trustees. The Trustees also may engage specialists or consultants from time to time to assist them in fulfilling their responsibilities. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board will oversee the annual process by which the Board will consider for approval the renewal of the Fund’s investment advisory agreement with Janus Capital. Specific matters may be delegated to a committee, such as oversight of the Fund’s independent auditor, which has been delegated by the Board to its Audit and Pricing Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chair of the Board (“Board Chair”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chair also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Fund that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) experience of the Chair with stock exchanges and exchange-traded funds; (2) the distribution model of the Fund, (3) that the Fund and Trust had not yet commenced operations as of the date of the Board’s formation, and (4) the responsibilities entrusted to Janus Capital to oversee the Trust’s day-to-day operations.

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Committees of the Board

The Board of Trustees has two standing committees that each perform specialized functions: an Audit and Pricing Committee and Nominating and Governance Committee. The table below shows the committee members. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

	Summary of Functions	Members (Independent Trustees)
Audit and Pricing Committee

Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and preapproval of all audit and nonaudit services.

Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.

Jeffrey B. Weeden (Chair) Maureen T. Upton Clifford J. Weber
Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	Maureen T. Upton (Chair) Clifford J. Weber Jeffrey B. Weeden

Board Oversight of Risk Management

Janus Capital, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, as part of its overall oversight responsibilities for the Fund’s operations, oversees Janus Capital’s risk management efforts with respect to the Fund. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. Information considered by the Board is provided by Janus Capital and the Fund’s service providers, as deemed appropriate from time to time. As the Fund begins to have a performance history, the Board and its Committees will have an opportunity to analyze the risks of the Fund and request information they deem appropriate. The Audit and Pricing Committee will consider valuation risk as part of its regular oversight responsibilities as well as enterprise risk. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Fund (“Fund CCO”) who reports directly to the Board. The Fund CCO, who also serves as Chief Compliance Officer of Janus Capital and other Janus funds, will discuss relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and will also discuss matters related to the Fund’s compliance policies and procedures.

Additional Information About Trustees

Since the Fund is new, the Trustees did not own shares of the Fund as of the date of this SAI.

Trustee Compensation

Each Independent Trustee receives an annual retainer plus a fee for each in-person meeting of the Trustees attended. Given the unitary fee structure, Janus Capital pays the compensation and expenses of the Independent Trustees. Each Independent Trustee receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation expected to be paid by Janus Capital to each Independent Trustee for the fiscal year ending October 31, 2016. None of the Independent Trustees receives any pension or retirement benefits from the Fund or Janus Capital.

Name of Person, Position	Aggregate Compensation(1)	Total Compensation for Funds Overseen by Trustees(2)
Independent Trustees
Clifford J. Weber, Chairman and Trustee	$11,000	$22,000
Maureen T. Upton, Trustee	$11,000	$22,000
Jeffrey B. Weeden, Trustee	$11,000	$22,000
Interested Trustee
Michael Drew Elder, Trustee(3)	$0	$0

(1)	There are currently 8 series of the Trust.
(2)	For each Independent Trustee, includes compensation for service on the boards of two Janus trusts comprised of 11 portfolios.
(3)	Michael Drew Elder is an Interested Trustee by virtue of his employment with Janus Capital.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed

To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of May 31, 2016. For any co-managed Fund or account, the assets reflect total Fund assets. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Benjamin Wang	Number of Other Accounts Managed	5	None	None
	Assets in Other Accounts Managed	$12,071,641	None	None
Scott Weiner	Number of Other Accounts Managed	5	None	None
	Assets in Other Accounts Managed	$12,071,641	None	None

Material Conflicts

As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Fund or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. Janus Capital or an affiliate may also provide seed capital to one or more of these accounts. In addition, the portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Under certain circumstances, a portfolio manager (or portfolio manager’s family members) may own the same securities as those held in the Fund’s portfolio. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under

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“Additional Information About Janus Capital.” Furthermore, Janus Capital believes that conflicts arising from personal ownership by a portfolio manager (or portfolio manager’s family members) of the same securities held in the Fund may be mitigated by the portfolio manager’s compliance with Janus Capital’s personal trading policy within the Ethics Rules.

Compensation Information

The following describes the structure and method of calculating a portfolio manager’s compensation.

The portfolio managers are compensated for managing the Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation:  Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation:  Variable compensation is paid in the form of cash and long-term incentive awards (which may consist of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio managers). These awards are discretionary based on both quantitative and qualitative factors such as, among other things, performance, client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods.

OWNERSHIP OF SECURITIES

As of May 31, 2016, the portfolio managers and/or investment personnel of the Fund(s) described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table.

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed
Janus Capital
Benjamin Wang*	None
Scott Weiner*	None

*	Effective July 18, 2016, Benjamin Wang and Scott Weiner assumed shared responsibility for the day-to-day management of the Fund.

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PRINCIPAL SHAREHOLDERS

On or about July 18, 2016, the Predecessor Fund will reorganize into the Fund. Before the reorganization, the Fund had no shareholders. The information below reflects ownership interest in the Predecessor Fund. To the best knowledge of the Trust, the percentage ownership of the Predecessor Fund owned by the below named shareholders is expected to be approximately the same upon reorganization into the Fund.

Although the Fund does not have information concerning its beneficial ownership held in the names of DTC Participants, as of June 30, 2016, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of the Predecessor Fund were as follows:

Janus Velocity Tail Risk Hedged Large Cap ETF
Company Name	% of Ownership	Address
Merrill Lynch Pierce Fenner	42.26%	102 Hudson St., 9th Floor, Jersey City, NJ 07302
Charles Schwab & Co., Inc.	29.50%	101 Montgomery Street, San Francisco, CA 94104
American Enterprise Investment Services Inc.	12.08%	5221 Ameriprise Financial Center, Minneapolis, MN 55474
J.P. Morgan Clearing Corp.	7.73%	3 Chase Metrotech Center, 7th Floor, Brooklyn, NY 11245-0001

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

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MISCELLANEOUS INFORMATION

The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on August 6, 2015. As of the date of this SAI, the Trust offers 8 series of shares, known as “Funds.” The other series of the Trust are described in separate statements of additional information.

Fund Name
Janus Small Cap Growth Alpha ETF
Janus Small/Mid Cap Growth Alpha ETF
Janus Velocity Tail Risk Hedged Large Cap ETF
Janus Velocity Volatility Hedged Large Cap ETF
The Health and Fitness ETF
The Long-Term Care ETF
The Obesity ETF
The Organics ETF

On July 18, 2016, as the result of the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF of the ALPS ETF Trust into the Trust, the Fund assumed the assets and liabilities of Janus Velocity Tail Risk Hedged Large Cap ETF.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Agreement and Declaration of Trust, the Trustees have the authority to merge, liquidate, consolidate and/or reorganize a fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the shares of the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Agreement and Declaration of Trust that would affect shareholders’ voting rights (as specified in the Agreement and Declaration of Trust), determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.

Under the Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 25% (or 10% to the extent required by the 1940 Act) of the shares then outstanding. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

Under the Agreement and Declaration of Trust, each Trustee of the Trust will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial owner of Fund shares, will irrevocably appoint the Distributor as its attorney and proxy with full authorization and power to vote (or abstain from voting) its beneficially owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized

46

Participant’s beneficially owned Fund shares in the same proportion as the votes (or abstentions) of all other shareholders of such Fund on any matter submitted to the vote of shareholders of such Fund.

As a shareholder, you are entitled to one vote per share (with proportionate voting for fractional shares). Generally, each fund votes together as a single group, except where a separate vote of one or more funds is required by law or where the interests of one or more funds are affected differently from other funds. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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FINANCIAL STATEMENTS

The financial statements for the Predecessor Fund’s fiscal year ended November 30, 2015, including notes thereto and the reports thereon, are incorporated into this SAI by reference from the 2015 Annual Report to Shareholders. Copies of the Annual Report will be provided without charge upon request.

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janus.com/etfs

151 Detroit Street

Denver, Colorado 80206-4805

1-877-335-2687

July 18, 2016

	Ticker	Stock Exchange
Janus Velocity Volatility Hedged Large Cap ETF	SPXH	NYSE Arca, Inc.

Janus Detroit Street Trust

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Janus Velocity Volatility Hedged Large Cap ETF, which is a separate series of Janus Detroit Street Trust, a Delaware statutory trust (the “Trust”). This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

On July 18, 2016, as the result of the reorganization of Janus Velocity Volatility Hedged Large Cap ETF of the ALPS ETF Trust into the Trust, the Fund assumed the assets and liabilities of the Janus Velocity Volatility Hedged Large Cap ETF (the “Predecessor Fund”). For this reason, certain historical information contained in this SAI for periods prior to July 18, 2016 is that of the Predecessor Fund. In addition, the Annual Report, which contains important financial information about the Predecessor Fund, is incorporated by reference into this SAI and is also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/etfs, or by contacting a Janus representative at 1-877-335-2687.

This SAI is not a Prospectus and should be read in conjunction with the Fund’s Prospectus dated July 18, 2016, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained by contacting your broker-dealer, plan sponsor, or financial intermediary, at janus.com/etfs, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Fund’s operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available) are available, without charge, by contacting your broker-dealer, plan sponsor, or financial intermediary, at janus.com/etfs, or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	17

Custodian, Transfer Agent, and Certain Affiliations	23

Portfolio Transactions and Brokerage	24

Shares of the Trust	26
Net Asset Value Determination	26
Creation and Redemption of Creation Units	27

Income Dividends, Capital Gains Distributions, and Tax Status	35

Trustees and Officers	38

Principal Shareholders	44

Miscellaneous Information	45
Shares of the Trust	45
Shareholder Meetings	45
Voting Rights	45
Master/Feeder Option	46
Independent Registered Public Accounting Firm	46
Registration Statement	46

Financial Statements	47

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS,

AND INVESTMENT STRATEGIES AND RISKS

JANUS DETROIT STREET TRUST

This Statement of Additional Information includes information about Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”), which operates as an exchange-traded fund (“ETF”) and is a series of the Trust, an open-end, management investment company.

The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), or in certain circumstances, for an all cash payment. Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Unlike mutual funds, the Fund’s shares are not individually redeemable securities. Rather, the Fund’s shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof. In the event of liquidation of the Fund, the Trust may lower the number of shares in a Creation Unit.

The Trust may issue and redeem shares in-kind and/or for cash. The Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information in this SAI and the Prospectus, such as information about purchasing and redeeming shares from the Fund and transaction fees, is not relevant to most retail investors because it applies only to transactions for Creation Units. Refer to “Creation and Redemption of Creation Units”.

Once created, the Fund’s shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing the Fund’s shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

EXCHANGE LISTING AND TRADING

Shares of the Fund are listed for trading and trade throughout the day on the Listing Exchange and other secondary markets. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days; (ii) the value of the underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”) is no longer calculated or available; or (iii) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund. In the event the Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.

As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you will incur a brokerage commission determined by that financial intermediary.

In order to provide additional information regarding the intra-day value of shares of the Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated intra-day net asset value (“iNAV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the iNAV and makes no representation or warranty as to the accuracy of the iNAV.

Shares of the Fund trade on the Listing Exchange or in the secondary market at prices that may differ from their NAV or iNAV, because such prices may be affected by market forces (such as supply and demand for the Fund’s shares). The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Fund is not sponsored, endorsed, sold, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies funds as either diversified or nondiversified. The Fund is classified as nondiversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for the Fund.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund if a matter affects just the Fund) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund) are present or represented by proxy. The following policies are fundamental policies of the Fund.

The Fund may not:

(1)  Invest 25% or more of the value of its total assets in any particular industry or group of industries (other than U.S. Government securities) provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation.

(2)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(3)  Lend any security or make any other loan if, as a result, more than one-third of the Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(4)  Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(5)  Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps, repurchase transactions (including reverse repurchase agreements), or forward transactions. The Fund may not issue “senior securities” in contravention of the 1940 Act.

(6)  Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1)  The Fund may sell securities short if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, the Fund may engage in short sales other than against the box, which involve selling a security that the Fund borrows and does not own. The Trustees may impose limits on the Fund’s investments in short sales, as described in the Fund’s Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(2)  The Fund does not intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(3)  The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(4)  The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund’s investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of liquidity factors affecting the security.

(5)  The Fund may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing Fund may be unable to repay the loan when due. While it is expected that a fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, a fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.

For purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of the Fund’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this SAI and/or the Fund’s Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

INVESTMENT STRATEGIES AND RISKS

The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. A discussion of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Principal Investment Risks” and “Risks of the Fund.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

General Considerations and Risks

Investment in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Fund is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from the Underlying Index.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of the Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of the Underlying Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Diversification

Funds are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Although the Fund is classified as nondiversified, the underlying equity ETFs in which the Fund invests (which typically represent 85% of the Fund’s net assets) are classified as diversified.

Loans of Portfolio Securities

The Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed one-third of the Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the applicable Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Senior Securities

In general, the Fund may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow the Fund to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% (the “Asset Coverage Requirement”) for all Fund borrowings, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Repurchase Agreements

The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). Janus Capital will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when Janus Capital believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments

The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A- 1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by Janus Capital; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Company Securities

The Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund’s total assets (the “Section 12(d)(1) Limits”). In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Fund may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Fund may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Fund invests in money market funds or other funds, the Fund will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, to the extent that Janus Capital serves as the investment adviser to underlying funds or investment vehicles in which the Fund may invest, Janus Capital may have conflicting interests in fulfilling its fiduciary duties to both the Fund and the underlying funds or investment vehicles.

Investment companies may include index-based investments such as exchange-traded funds, which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of Section 12(d)(1) the 1940 Act. The Fund may rely on this relief to invest in these ETFs in excess of the Section 12(d)(1) Limits. In addition, the Fund may invest in other investment companies in excess of the Section 12(d)(1) Limits in accordance with the provisions of Sections 12(d)(1)(F) or (G) of the 1940 Act, which provide certain exemptions from the Section 12(d)(1) Limits.

The Fund has obtained exemptive relief from the SEC permitting the Fund to sell, and other investment companies to acquire, shares in the Fund in excess of the limits imposed by Section 12(d)(1) of the 1940 Act. This exemptive relief is conditioned, among other things, on the Fund refraining from acquiring securities of an investment company, or certain private investment pools, in excess of the Section 12(d)(1) Limits. Consequently, if the Fund sells its shares to other investment companies in accordance with its exemptive relief, it will refrain from purchasing shares of ETFs, other registered investment companies, or private investment pools in excess of the limits imposed by Section 12(d)(1). Notwithstanding this limitation, the Fund may still invest in other investment companies in excess of the Section 12(d)(1) Limits in order to engage in certain short-term cash management activities or to invest in a master fund pursuant to the Fund’s non-fundamental investment policy that permits the Fund to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

Illiquid Securities

The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate current value, and include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options

The Fund may utilize exchange-traded futures and options contracts.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the Underlying Index. Under such circumstances, Janus Capital may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Fund, neither the Fund nor the Trust are deemed to be a “commodity pool” or “commodity pool operator” (“CPO”), respectively, under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. Janus Capital is not deemed to be a “commodity trading advisor” with respect to its services as an investment adviser to the Fund. In February 2012, however, the CFTC adopted certain regulatory changes that will subject the adviser of an investment company to registration with the CFTC as a CPO if the investment company is unable to comply with certain trading and marketing limitations.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that Janus Capital were required to register as a CPO with respect to the Fund, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Cybersecurity

With the increased use of the Internet to conduct business, the Fund is susceptible to operational and information security risks. In general cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cyber security failures or breaches by the Fund’s third party service providers (including, but not limited to, Janus Capital, custodians, transfer agents, and financial intermediaries), or the subadvisers (if applicable) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the Fund to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

While Janus Capital has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cyber-attack tactics. As such, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

INFORMATION ABOUT THE UNDERLYING INDEX PROVIDER AND DISCLAIMERS

The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index.

Janus Index & Calculation Services LLC (“Janus Index Services” or “Index Provider”) is affiliated with the Fund and Janus Capital. This affiliation may create potential conflicts for Janus Index Services as it may have an interest in the performance of the Fund, which could motivate it to alter the index methodology for the Underlying Index. Janus Index Services has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.

The Fund is entitled to use the Underlying Index pursuant to a licensing agreement with Janus Index Services and Janus Capital. Janus Capital pays a licensing fee to the Index Provider out of the management fee.

The only relationship that Janus Index Services has with the Fund, Janus Capital, or ALPS Distributors, Inc., the distributor of the Fund in connection with the Fund is that Janus Index Services has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to Janus Capital, ALPS Distributors, Inc., or owners of the Fund. Janus Index Services has no obligation to take the specific needs of Janus Capital, ALPS Distributors, Inc., or owners of the Fund into consideration in the determination and calculation of the Underlying Index. Janus Index Services is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the net asset value of the Fund. Janus Index Services has no obligation or liability in connection with the administration or trading of the Fund.

ALTHOUGH JANUS INDEX SERVICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO EITHER UNDERLYING INDEX OR DATA. JANUS INDEX SERVICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JANUS INDEX SERVICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EITHER UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Janus Capital does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of either Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.

Janus Capital and Janus Capital’s logo are service marks of Janus Capital. All other trademarks, service marks or registered trademarks are the property of their respective owners. These marks have been licensed for use by Janus Index Services.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

General

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in an index may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

Derivatives (Futures Contracts, Options, Forwards and Swaps)

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The various derivative instruments that the Fund may use are described in more detail in this Statement of Additional Information. The Fund may use derivative instruments for risk management purposes or as part of its investment strategies.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (ii) the fact that skills needed to use these strategies are different from those needed to select non-derivative portfolio securities; (iii) the potential absence of a liquid secondary market for any particular instrument at any time; (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences; (v) for swaps, additional credit risk and the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the swap is based and (vi) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with the use of certain derivatives.

The Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Fund may invest. The Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund.

Furthermore, regulatory requirements for the Fund to set aside assets to meet its obligations with respect to derivatives may result in the Fund being unable to purchase or sell securities when it would otherwise be favorable to do so, or in the Fund needing to sell securities at a disadvantageous time. The Fund may also be unable to close out its derivatives positions when desired. Investments in derivatives can cause the Fund to be more volatile and can result in significant losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, Janus Capital may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a swap dealer, bank or other financial institution. The Fund enters into cleared swaps through an executing broker. Such transactions are then submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers or central counterparty’s clearing members. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Fund can enter into a new trade, market conditions may become less favorable to the Fund.

The Fund may have a limited number of swap counterparties with whom to establish swap positions at any given point, due to Janus Capital’s on-going counterparty assessment, a counterparty’s willingness or ability to engage in swap transactions with the Fund or for other reasons. A limited number of swap counterparties with whom to transact may make it more difficult and/or expensive for the Fund to engage in swap transactions in pursuit of the Fund’s investment strategy.

Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefore. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

The Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Bi-lateral swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. Some interest rate and credit default swaps are currently subject to central clearing and exchange trading. Although exchange-trading and clearing decreases the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange trading and clearing will not make the contracts risk-free.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

It is possible that developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Where swap agreements are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, they may be considered to be illiquid and subject to the Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest.

If the Fund uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Fund that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

Tax Risks

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund. Refer to the “Income Dividends, Capital Gain Distributions, and Tax Status” section of this Statement of Additional Information for additional information regarding Fund taxation.

Market Events

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole is not yet certain.

On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (“EU”), which led to significant market volatility around the world, as well as political, economic, and legal uncertainty. It is expected that the United Kingdom’s exit from the EU (known as “Brexit”) will take place within two years after the United Kingdom formally notifies the European Council of its intention to withdraw. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Natural Disasters and Extreme Weather Conditions

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

PORTFOLIO TURNOVER

The following table summarizes the portfolio turnover rate for the Predecessor Fund. Prior to the reorganization, the Predecessor Fund had a fiscal year end of November 30. The Fund’s fiscal year end is October 31.

Fund Name	Portfolio Turnover Rate for the fiscal year ended November 30, 2015	Portfolio Turnover Rate for the fiscal year ended November 30, 2014
Janus Velocity Volatility Hedged Large Cap ETF	4%	1%

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Investment Company Holdings Disclosure Policies and Procedures adopted by the Fund’s Trustees are designed to ensure that the Fund’s portfolio holdings information is disclosed in a manner that (i) is consistent with applicable legal requirements and in the best interest of the Fund’s shareholders; (ii) does not put the interests of Janus Capital, ALPS Distributors, Inc., or any affiliated person of Janus Capital or ALPS Distributors, Inc., above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of Creation Units; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “entities” referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation members, subscribers to various fee-based subscription services, Authorized Participants, and other institutional market participants and entities that provide information for transactional services.

•	Disclosure of Portfolio Holdings in Accordance with SEC Exemptive Relief. Each business day, the Fund’s portfolio holdings information is provided to ALPS Distributors, Inc. or other agent for dissemination through the facilities of the National Securities Clearing Corporation and/or other fee-based subscription services to National Securities Clearing Corporation members and/or subscribers to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. In addition, on each business day before commencement of trading in shares on the NYSE Arca, Inc., the Fund will disclose on janus.com/etfs the identities and quantities of each portfolio position held by the Fund that will form the basis for the Fund’s calculation of the NAV per share at the end of the business day.

•	Disclosure of Portfolio Holdings as Required by Applicable Law. The Fund is also required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020.

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and in providing administrative, operational, risk management, or other support to portfolio management; and (ii) to other personnel of Janus Capital, ALPS Distributors, Inc. and its affiliates, and the administrator, custodian, and fund accountant who deal directly with, or assist in, functions related to investment management, distribution, administration, custody, securities lending, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with federal securities laws and regulations thereunder.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the National Securities Clearing Corporation. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. The Chief Compliance Officer reports to the Fund’s Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Compliance Officer or a designee has the authority to waive one or more provisions of, or make exceptions to, the Investment Company Holdings Disclosure Policies and Procedures when in the best interest of the Fund and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances.

INVESTMENT ADVISER

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

The Fund’s Advisory Agreement will be in effect for an initial term of two years and from year to year thereafter so long as such continuance is approved at least annually by the vote of a majority of the Fund’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either the Fund’s Trustees or the affirmative vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement: (i) may be terminated, without the payment of any penalty, by the Fund’s Trustees, or the vote of at least a majority of the outstanding voting securities of the Fund, or Janus Capital, on 60 days’ advance written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Fund, including a majority of the Independent Trustees, and, to the extent required by the 1940 Act, the affirmative vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund’s investments, provide office space for the Fund, and certain other advisory-related services. Pursuant to the Advisory Agreement, under the unitary fee structure, the Fund pays Janus Capital a “Management Fee” in return for providing certain investment advisory, supervisory, and administrative services to the Fund. The fee structure is designed to pay substantially all of the Fund’s expenses. However, the Fund bears other expenses which are not covered under the Management Fee, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses.

Janus Capital has received an exemptive order from the SEC that permits Janus Capital, subject to the approval of the Trustees, to appoint or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend, or terminate a subadvisory agreement with certain subadvisers without obtaining shareholder approval (a “manager-of-managers structure”). The manager-of-managers structure applies to subadvisers that are not affiliated with the Trust or Janus Capital (“non-affiliated subadvisers”), as well as any subadviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of Janus Capital or of another company that, indirectly or directly, wholly owns Janus Capital (collectively, “wholly-owned subadvisers”).

Pursuant to the order, Janus Capital, with the approval of the Trustees, has the discretion to terminate any subadviser and allocate and reallocate the Fund’s assets among Janus Capital and any other non-affiliated subadvisers or wholly-owned subadvisers (including terminating a non-affiliated subadviser and replacing it with a wholly-owned subadviser). To the extent that the Fund’s assets are allocated to one or more subadvisers, Janus Capital, subject to oversight and supervision by the Trustees, would have responsibility to oversee such subadviser to the Fund and to recommend for approval by the Trustees, the hiring, termination, and replacement of a subadviser for the Fund. The order also permits the Fund to disclose subadvisers’ fees only in the aggregate. In the event that Janus Capital hires a subadviser pursuant to the manager-of-managers structure, the affected Janus fund would provide shareholders with information about the subadviser and subadvisory agreement within 90 days.

The Trustees and the initial shareholder of the Fund have approved the use of a manager-of-managers structure for the Fund.

Janus Capital also provides certain administration services necessary for the operation of the Fund, including, but not limited to, blue sky registration and monitoring services, and preparation of prospectuses.

A discussion regarding the basis for the Trustees’ approval of the Fund’s Advisory Agreement will be included in the Fund’s next annual report (for the period ending October 31) or semiannual report (for the period ending April 30) to shareholders, following such approval. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your broker-dealer, plan sponsor, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/etfs.

The Fund pays a monthly Management Fee to Janus Capital for its services. The fee is based on the average daily net assets of the Fund and is calculated at the following annual rate.

Fund Name	Average Daily Net Assets of Fund	Contractual Management Fees (%) (annual rate)
Janus Velocity Volatility Hedged Large Cap ETF	All Asset Levels	0.65

The following table summarizes the management fees paid by the Predecessor Fund for the last three fiscal years ended November 30. Prior to the reorganization, the Predecessor Fund had a fiscal year end of November 30. The Fund’s fiscal year end is October 31.

Fund Name	For the Fiscal Year Ended November 30, 2015	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
Janus Velocity Volatility Hedged Large Cap ETF(1)	$463,861	$240,850	$16,823

(1)	The Predecessor Fund commenced operations on June 21, 2013.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Fund available to their clients or otherwise distributing, promoting or marketing the Fund. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Fund, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Fund. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Other factors may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time.

With respect to non-exchange-traded Janus funds, Janus Capital or its affiliates may pay fees, from their own assets, to selected brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services, and/or for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation (“NSCC”) or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. Shareholders investing through an intermediary should consider whether such arrangements exist when evaluating any recommendations from an intermediary.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Janus funds. Janus Capital or its affiliates may also pay intermediaries for the development of technology platforms and reporting systems. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other funds (or non-investment company investments), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

Janus Capital acts as adviser to a number of mutual funds. In addition, it acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital, an account may participate in a Primary Offering if the portfolio managers believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts). To the extent a fund, such as a new fund, has only affiliated shareholders, such as a portfolio manager or an adviser, and the fund participates in a Primary Offering, those shareholders may be perceived as receiving a benefit and, as a result, may have a conflict with management of the fund.

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes. In certain circumstances, and subject to its allocation procedures, Janus Capital may deviate from a pro-rata allocation to account for allocation sizes that are deemed, by the portfolio managers, to be de minimis to certain eligible accounts or to address situations specific to individual accounts (e.g., cash limitations, position weightings, etc.). Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but is not held long in the account in which the portfolio manager is placing the short. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

The Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

ALPS Distributors, Inc.’s Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Trustees have approved a Code of Ethics adopted by ALPS Distributors, Inc. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Code of Ethics applies to the personal investing activities of ALPS Distributors, Inc. (“Access Persons”). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Code of Ethics permits personnel subject to the Code to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Code of Ethics is on file with the SEC, and is available to the public.

Janus Ethics Rules

Janus Capital currently has in place Ethics Rules, which are comprised of the Personal Trading Policy, Gift and Entertainment Policy, and Outside Business Activity Policy. The Ethics Rules are designed to ensure Janus Capital personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) refrain from using any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Policy, all Janus Capital personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Personal Trading Policy. All personnel of Janus Capital and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Personal Trading Policy.

In addition to the pre-clearance requirement described above, the Personal Trading Policy subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Personal Trading Policy and under certain circumstances Janus Capital personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

The Fund’s Trustees have delegated to Janus Capital the authority to vote all proxies relating to the Fund’s portfolio securities in accordance with Janus Capital’s own policies and procedures. A summary of Janus Capital’s policies and procedures is available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Fund’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

The Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC PROXY VOTING SUMMARY FOR THE FUND

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service, Institutional Shareholder Services Inc. (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures

Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. Investment company proxies are generally voted in accordance with the Janus Guidelines. However, upon request, certain non-investment company client proxies are voted in accordance with the Proxy Voting Service’s Taft-Hartley guidelines (the “Taft-Hartley Guidelines”), which were developed in conjunction with the AFL-CIO and have a worker-owner view of long-term corporate value.

While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary investment company. In addition, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service provides research and recommendations on proxy issues. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The Fund may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. The portfolio managers have discretion to pull back lent shares before proxy record dates and vote proxies if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager has discretion to vote differently than the Janus Guidelines.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote investment company proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the Janus Guidelines. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to the appropriate Chief Investment Officer(s) (or Director of Research in his/her absence) to determine how to vote.

Proxy Voting Policies

As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues

Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues

Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Equity and Executive Compensation Issues

Janus Capital reviews equity compensation-related proposals on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan and identify plan features and grant practices that demonstrate good stewardship of investors’ interests regarding executive compensation. Janus Capital will generally vote against plans if the estimated cost is above the allowable cap (an industry-specific, market cap-based amount calculated by the Proxy Voting Service) and/or plan features and grant practices are determined to be misaligned with maximizing shareholder value. Proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed. Janus Capital will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained (as determined by Janus Capital).

General Corporate Issues

Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS

State Street Bank and Trust Company (“State Street” or the “Custodian”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Fund and of an affiliated cash management pooled investment vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Fund’s securities and cash held outside the United States. The Fund’s Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund. State Street also serves as transfer agent for the shares of the Fund (“Transfer Agent”).

State Street also provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit, tax, and reporting obligations, pursuant to an Agreement with Janus Capital, on behalf of the Fund. Janus Capital may cancel this Agreement at any time with 90 days’ notice. As compensation for such services, Janus Capital pays State Street a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator.

ALPS Distributors, Inc. (“ALPS” or the “Distributor”), 1290 Broadway, #1100, Denver, CO 80203-5603 is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). ALPS acts as the agent of the Fund in connection with the sale of its shares in all states in which such shares are registered and in which ALPS is qualified as a broker-dealer. Under the Distribution Agreement, ALPS offers Creation Units of the Fund’s shares on an ongoing basis.

Pursuant to an agreement with ALPS, Janus Distributors LLC (“Janus Distributors”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, and a member of FINRA, may provide marketing and promotional services on behalf of the Fund. Janus Distributors does not receive any compensation from the Fund or ALPS for such services.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Janus Capital places all portfolio transactions of the Fund. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Fund’s Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities Exchange Act of 1934. CCAs allow Janus Capital to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital, and such research may not necessarily be used by Janus Capital in connection with the same accounts that paid commissions to the broker providing such brokerage and research products and services. Such products and services may not always be used in connection with management of the Fund. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step- out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital, better prices and executions will be achieved through the use of a broker.

The following table summarizes the total amount of brokerage commissions paid by the Predecessor Fund for the last three fiscal years ended November 30. Prior to the reorganization, the Predecessor Fund had a fiscal year end of November 30. The Fund’s fiscal year end is October 31.

Fund Name	For the Fiscal Year Ended November 30, 2015	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
Janus Velocity Volatility Hedged Large Cap ETF(1)	$356	$112	$15

(1)	The Predecessor Fund commenced operations on June 21, 2013.

Brokerage commissions paid by the Fund may vary significantly from year to year because of portfolio turnover rates, contract owner and plan participant purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

SHARES OF THE TRUST

NET ASSET VALUE DETERMINATION

As stated in the Fund’s Prospectus, the net asset value (“NAV”) of the shares of the Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV of the Fund is computed by dividing the net assets by the number of the Fund’s shares outstanding. Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be valued on an amortized cost basis.

Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund’s NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Rule 12b-1 under the 1940 Act, as amended, (the “Rule”) provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution Plan (“Rule 12b-1 Plan”) pursuant to which the Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. ALPS, as the Fund’s principal underwriter, and Janus Capital may have a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, the Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to the Fund.

The Rule 12b-1 Plan was approved by the Board, including a majority of the Independent Trustees of the Fund. In approving each Rule 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders.

The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.

CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).

A “Business Day” with respect to the Fund is each day the Listing Exchange is open, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.

Fund Deposit

The consideration for purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Fund generally offers Creation Units partially for cash.

Janus Capital makes available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number or par value of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.

The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by Janus Capital with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Fund’s portfolio.

The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through Depository Trust Company (“DTC”) or the Clearing Process (as discussed below). If permitted by applicable laws to offer Creation Units of the Fund in exchange for the Fund Deposit, the Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which (i) the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities or other local laws or (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations.

Procedures for Creating Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed an Authorized Participant Agreement is referred to as an

“Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Role of the Authorized Participant

Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through a non-Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor and Transfer Agent have adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor, Transfer Agent, and their agents in connection with creation and redemption transactions, as applicable.

Authorized Participant Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

Placement of Creation Orders

Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by the Custodian or a subcustodian (a “Central Depository Account”). Any portion of a Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the participant institution in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of the Fund generally before 3:00 p.m., Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the Custodian or subcustodian for such Central Depository Account generally before 2:00 p.m., Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the third business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian generally before 3:00 p.m., Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by the Fund prior to such time.

Purchase Orders

To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 1:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify Janus Capital and the custodian of such order. The custodian will then provide such information to any appropriate subcustodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 1:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund’s deadline specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s or its Transfer Agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund’s Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund’s right (and the right of the Distributor and Janus Capital) to reject any order until acceptance, as set forth below.

Once the Fund has accepted an order, upon the next determination of the net asset value of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such net asset value. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or Janus Capital, have an adverse effect on the Fund or the rights of beneficial owners; or

(vii) circumstances outside the control of the Fund, the Distributor or its agent and Janus Capital make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, Transfer Agent, subcustodian, and Distributor or their agents are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor or its agent and Janus Capital shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105%, which percentage Janus Capital may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The only collateral that is acceptable to the Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the cash collateral.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

Costs Associated with Creation Transactions

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard creation transaction fee (as described above):

Standard Creation Transaction Fee
$700

Redemption of Creation Units

Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

The Fund generally redeems Creation Units partially for cash. Please see “Cash Redemption Method” and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.

Janus Capital will make available through the NSCC, prior to the opening of business on the Listing Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.

If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security. The Trust also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of a Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; or (ii) the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant becoming restricted under applicable securities or other local laws, or in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units in cash and Fund Securities.

Cash Redemption Method

Although the Trust does not ordinarily permit partial or full cash redemptions of Creation Units of the Fund, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Fund are generally redeemed partially in cash), they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs Associated with Redemption Transactions

A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard redemption transaction fee (as described above):

Standard Redemption Transaction Fee
$700

Placement of Redemption Orders

Redemption requests for Creation Units of the Fund must be submitted to the Transfer Agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 1:00 p.m., Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Transfer Agent or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Fund is received by the Transfer Agent or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Transfer Agent or its agent shall notify the Fund of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (i.e., “T+3”). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. “Regular Holidays” identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, the Trust will make delivery of redemption proceeds within the number of days stated in “Regular Holidays” to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise the option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Trust does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Fund generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in “Regular Holidays” in which more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to 10:00 a.m., Eastern time on the Listing Exchange business day after the date of submission of such redemption request, the Transfer Agent or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, which percentage Janus Capital may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10:00 a.m., Eastern time on the day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the cash collateral.

Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays

For every occurrence of one or more intervening holidays in the applicable non-U.S. market or U.S. bond market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market or U.S. bond market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market or U.S. bond market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

In calendar years 2016 and 2017, the dates of regular holidays affecting the relevant securities markets in which the Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2016	2017
January 1	January 2
January 18	January 16
February 15	February 20
March 25	April 14
May 30	May 29
July 4	July 4
September 5	September 4
November 24	November 23
December 26	December 25

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

Dividends from net investment income are normally declared and distributed quarterly. It is a policy of the Fund to make distributions of any realized net capital gains at least annually. Any net capital gains realized during each fiscal year are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well.

Fund Taxation

The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special federal income tax treatment.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

Certain transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. In certain circumstances, the Fund may be required to accrue income on an investment prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. In certain cases, the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

In the future, the Fund may obtain exposure to the Volatility Component by investing directly in Underlying Volatility ETFs. Such Underlying Volatility ETFs are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Fund in “qualified publicly traded partnerships” and grantor trusts must be monitored and limited so as to enable the Fund to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company.

The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies under the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.

Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year and the Fund qualifies under Section 853 of the Internal Revenue Code, the Fund may elect to pass through such taxes to shareholders. If the Fund makes such an election, foreign taxes paid by the Fund will be reported to shareholders as income and shareholders may claim either a foreign tax credit or deduction for such taxes, subject to certain limitations. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, treasury regulations, and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character, and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes, or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Shareholder Taxation

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions from the Fund’s net investment income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to shareholders as ordinary income, unless such distributions are attributable to “qualified dividend income” eligible for the reduced federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Dividends received from certain foreign corporations generally will not constitute qualified dividend income. Distributions of the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long shares of the Fund were held. Long-term capital gains are taxable to noncorporate investors at a maximum federal income tax rate of 20%. Dividends paid by the Fund may also qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Internal Revenue Code are satisfied. Generally, however, dividends received on stocks of foreign issuers are not eligible for the dividends-received deduction when distributed to the Fund’s corporate shareholders. Distributions from the Fund may also be subject to foreign, state, and local income taxes. Please consult a tax adviser regarding the tax consequences of Fund distributions and to determine whether you will need to file a tax return.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables.

If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Distributions declared by the Fund during October, November, or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Fund will notify its shareholders each year of the amount and type of dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares of the Fund will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (“TIN”), certify that it is correct, and certify that he, she, or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold 28% of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. The Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors.

TRUSTEES AND OFFICERS

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	11	Independent Trustee, Clough Funds Trust (investment company) (since 2015).
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (since 2015). Formerly, Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	11	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Management Advisor, BoxCast, Inc. (technology start-up company) (since 2014). Formerly Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	11	Director, State Farm Bank (banking) (since 2014).
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	8/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker-dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	11	Director, Perkins Investment Management LLC (since 2014).

*	Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
**	Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present	President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).
David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	2/16-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

The Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. As part of the organizational meeting of the Board, the Board determined based on the totality of the information available regarding all of the board members, including the specific experience, qualifications, attributes or skills, as noted below, that each of the Trustees should serve as members of the Board of Trustees. In reaching these conclusions, the Board, in the exercise of its reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive. Each member is listed below.

Michael Drew Elder:  Service as a senior executive of Janus Capital, president of Janus Distributers LLC, and experience with the financial services industry.

Maureen T. Upton:  Service as a consultant to global mining, energy and water resource industries, founder of sustainability consultancy, director of public affairs of a NYSE-listed mining corporation, and experience with the financial services industry.

Clifford J. Weber:  Service as a senior executive of stock exchanges with responsibilities including exchange-traded fund and exchange-traded product issues, experience with the structure and operations of exchange-traded funds, experience with secondary market transactions involving exchange-traded funds, and service as a mutual fund independent director.

Jeffrey B. Weeden:  Service as a senior executive and CFO of NYSE-listed financial services companies, and as a director of a bank.

General Information Regarding the Board of Trustees and Leadership Structure

The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and the Fund on behalf of Fund shareholders. A majority of the Board is considered Independent of Janus Capital and the Distributor. The Board’s Chair is also an Independent Trustee and each Committee is comprised solely of Independent Trustees. The Board’s responsibilities include, but are not limited to, oversight of the Fund’s officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Fund’s service providers, including the investment management agreements with Janus Capital and distribution agreement with ALPS. The Trustees are also responsible for determining or changing the Fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the Fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee) and independent counsel, each of whom are selected by the Trustees. The Trustees also may engage specialists or consultants from time to time to assist them in fulfilling their responsibilities. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board will oversee the annual process by which the Board will consider for approval the renewal of the Fund’s investment advisory agreement with Janus Capital. Specific matters may be delegated to a committee, such as oversight of the Fund’s independent auditor, which has been delegated by the Board to its Audit and Pricing Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chair of the Board (“Board Chair”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chair also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Fund that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) experience of the Chair with stock exchanges and exchange-traded funds; (2) the distribution model of the Fund, (3) that the Fund and Trust had not yet commenced operations as of the date of the Board’s formation, and (4) the responsibilities entrusted to Janus Capital to oversee the Trust’s day-to-day operations.

Committees of the Board

The Board of Trustees has two standing committees that each perform specialized functions: an Audit and Pricing Committee and Nominating and Governance Committee. The table below shows the committee members. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

	Summary of Functions	Members (Independent Trustees)
Audit and Pricing Committee

Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and preapproval of all audit and nonaudit services.

Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.

Jeffrey B. Weeden (Chair) Maureen T. Upton Clifford J. Weber
Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	Maureen T. Upton (Chair) Clifford J. Weber Jeffrey B. Weeden

Board Oversight of Risk Management

Janus Capital, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, as part of its overall oversight responsibilities for the Fund’s operations, oversees Janus Capital’s risk management efforts with respect to the Fund. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. Information considered by the Board is provided by Janus Capital and the Fund’s service providers, as deemed appropriate from time to time. As the Fund begins to have a performance history, the Board and its Committees will have an opportunity to analyze the risks of the Fund and request information they deem appropriate. The Audit and Pricing Committee will consider valuation risk as part of its regular oversight responsibilities as well as enterprise risk. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Fund (“Fund CCO”) who reports directly to the Board. The Fund CCO, who also serves as Chief Compliance Officer of Janus Capital and other Janus funds, will discuss relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and will also discuss matters related to the Fund’s compliance policies and procedures.

Additional Information About Trustees

Since the Fund is new, the Trustees did not own shares of the Fund as of the date of this SAI.

Trustee Compensation

Each Independent Trustee receives an annual retainer plus a fee for each in-person meeting of the Trustees attended. Given the unitary fee structure, Janus Capital pays the compensation and expenses of the Independent Trustees. Each Independent Trustee receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Fund’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation expected to be paid by Janus Capital to each Independent Trustee for the fiscal year ending October 31, 2016. None of the Independent Trustees receives any pension or retirement benefits from the Fund or Janus Capital.

Name of Person, Position	Aggregate Compensation(1)	Total Compensation for Funds Overseen by Trustees(2)
Independent Trustees
Clifford J. Weber, Chairman and Trustee	$11,000	$22,000
Maureen T. Upton, Trustee	$11,000	$22,000
Jeffrey B. Weeden, Trustee	$11,000	$22,000
Interested Trustee
Michael Drew Elder, Trustee(3)	$0	$0

(1)	There are currently 8 series of the Trust.
(2)	For each Independent Trustee, includes compensation for service on the boards of two Janus trusts comprised of 11 portfolios.
(3)	Michael Drew Elder is an Interested Trustee by virtue of his employment with Janus Capital.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed

To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of May 31, 2016. For any co-managed Fund or account, the assets reflect total Fund assets. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Benjamin Wang	Number of Other Accounts Managed	5	None	None
	Assets in Other Accounts Managed	$12,071,641	None	None
Scott Weiner	Number of Other Accounts Managed	5	None	None
	Assets in Other Accounts Managed	$12,071,641	None	None

Material Conflicts

As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Fund or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. Janus Capital or an affiliate may also provide seed capital to one or more of these accounts. In addition, the portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Under certain circumstances, a portfolio manager (or portfolio manager’s family members) may own the same securities as those held in the Fund’s portfolio. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under

“Additional Information About Janus Capital.” Furthermore, Janus Capital believes that conflicts arising from personal ownership by a portfolio manager (or portfolio manager’s family members) of the same securities held in the Fund may be mitigated by the portfolio manager’s compliance with Janus Capital’s personal trading policy within the Ethics Rules.

Compensation Information

The following describes the structure and method of calculating a portfolio manager’s compensation.

The portfolio managers are compensated for managing the Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation:  Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation:  Variable compensation is paid in the form of cash and long-term incentive awards (which may consist of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio managers). These awards are discretionary based on both quantitative and qualitative factors such as, among other things, performance, client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods.

OWNERSHIP OF SECURITIES

As of May 31, 2016, the portfolio managers and/or investment personnel of the Fund(s) described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table.

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed
Janus Capital
Benjamin Wang*	None
Scott Weiner*	$1-$10,000

*	Effective July 18, 2016, Benjamin Wang and Scott Weiner assumed shared responsibility for the day-today management of the Fund.

PRINCIPAL SHAREHOLDERS

On or about July 18, 2016, the Predecessor Fund will reorganize into the Fund. Before the reorganization, the Fund had no shareholders. The information below reflects ownership interest in the Predecessor Fund. To the best knowledge of the Trust, the percentage ownership of the Predecessor Fund owned by the below named shareholders is expected to be approximately the same upon reorganization into the Fund.

Although the Fund does not have information concerning its beneficial ownership held in the names of DTC Participants, as of June 30, 2016, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding Shares of the Predecessor Fund were as follows:

Janus Velocity Volatility Hedged Large Cap ETF
Company Name	% of Ownership	Address
Charles Schwab & Co., Inc.	72.45%	101 Montgomery Street, San Francisco, CA 94104
TD Ameritrade Clearing, Inc.	8.69%	1005 North Ameritrade Place, Bellevue, NE 68005
National Financial Services LLC	5.36%	499 Washington Blvd 4th Floor, Jersey City, NJ 07310

An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.

MISCELLANEOUS INFORMATION

The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on August 6, 2015. As of the date of this SAI, the Trust offers 8 series of shares, known as “Funds.” The other series of the Trust are described in separate statements of additional information.

Fund Name
Janus Small Cap Growth Alpha ETF
Janus Small/Mid Cap Growth Alpha ETF
Janus Velocity Tail Risk Hedged Large Cap ETF
Janus Velocity Volatility Hedged Large Cap ETF
The Health and Fitness ETF
The Long-Term Care ETF
The Obesity ETF
The Organics ETF

On July 18, 2016, as the result of the reorganization of Janus Velocity Volatility Hedged Large Cap ETF of the ALPS ETF Trust into the Trust, the Fund assumed the assets and liabilities of Janus Velocity Volatility Hedged Large Cap ETF.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name “Janus” as soon as reasonably practicable.

It is important to know that, pursuant to the Trust’s Agreement and Declaration of Trust, the Trustees have the authority to merge, liquidate, consolidate and/or reorganize a fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the shares of the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Agreement and Declaration of Trust that would affect shareholders’ voting rights (as specified in the Agreement and Declaration of Trust), determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.

Under the Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 25% (or 10% to the extent required by the 1940 Act) of the shares then outstanding. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

Under the Agreement and Declaration of Trust, each Trustee of the Trust will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial owner of Fund shares, will irrevocably appoint the Distributor as its attorney and proxy with full authorization and power to vote (or abstain from voting) its beneficially owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized Participant’s beneficially owned Fund shares in the same proportion as the votes (or abstentions) of all other shareholders of such Fund on any matter submitted to the vote of shareholders of such Fund.

As a shareholder, you are entitled to one vote per share (with proportionate voting for fractional shares). Generally, each fund votes together as a single group, except where a separate vote of one or more funds is required by law or where the interests of one or more funds are affected differently from other funds. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1900 16th Street, Suite 1600, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Fund, audits the Fund’s annual financial statements and compiles its tax returns.

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

The financial statements for the Predecessor Fund’s fiscal year ended November 30, 2015, including notes thereto and the reports thereon, are incorporated into this SAI by reference from the 2015 Annual Report to Shareholders. Copies of the Annual Report will be provided without charge upon request.

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janus.com/etfs

151 Detroit Street

Denver, Colorado 80206-4805

1-877-335-2687

JANUS DETROIT STREET TRUST

(the “Trust”)

PART C – Other Information

ITEM 28. Exhibits

Exhibit (a) – Articles of Incorporation

(a)(1)	Certificate of Trust is incorporated herein by reference as Exhibit (a)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the Securities and Exchange Commission (the “SEC”) on February 18, 2016.

(a)(2)	Certificate of Amendment to the Certificate of Trust is incorporated herein by reference as Exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(a)(3)	Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(a)(3)(a)	Amended Schedule A dated April 18, 2016 to Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3)(a) to Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 7, 2016.

Exhibit (b) – By-laws

(b)(1)	Amended and Restated Bylaws dated February 3, 2016 are incorporated herein by reference as Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

Exhibit (c) – Instruments Defining Rights of Security Holders

(c)(1)	Amended and Restated Trust Instrument dated August 6, 2015 is incorporated herein by reference as Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(c)(2)	Amended and Restated Bylaws dated February 3, 2016 are incorporated herein by reference as Exhibit (b)(2) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

Exhibit (d) – Investment Advisory Contracts

(d)(1)	Form of Investment Advisory and Management Agreement is incorporated herein by reference as Exhibit (d)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

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(d)(2)	Form of Amendment to Investment Advisory and Management Agreement is incorporated herein by reference as Exhibit (d)(2) to Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 7, 2016.

Exhibit (e) – Underwriting Contracts

(e)(1)	Form of Distribution Agreement between Janus Detroit Street Trust and ALPS Distributors, Inc. is incorporated herein by reference as Exhibit (e)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(e)(2)	Form of Amendment to Distribution Agreement is incorporated herein by reference as Exhibit (e)(2) to Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 7, 2016.

Exhibit (f) – Bonus or Profit Sharing Contracts (Not Applicable)

Exhibit (g) – Custodian Agreements

(g)(1)	Custodian Contract between Janus Detroit Street Trust and State Street Bank and Trust Company, dated February 4, 2016, is incorporated herein by reference as Exhibit (g)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

Exhibit (h) – Other Material Contracts

(h)(1)	Form of Administration Agreement between Janus Detroit Street Trust and Janus Capital Management LLC is incorporated herein by reference as Exhibit (h)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(h)(2)	Form of Sub-Administration Agreement between State Street Bank and Trust Company and Janus Capital Management LLC is incorporated herein by reference as Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(h)(3)	Transfer Agency and Service Agreement dated February 4, 2016 between State Street Bank and Trust Company and Janus Detroit Street Trust is incorporated herein by reference as Exhibit (h)(3) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

Exhibit (i) – Legal Opinion

(i)(1)	Opinion and Consent of Fund Counsel is incorporated herein by reference as Exhibit (i)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

(i)(2)	Opinion and Consent of Fund Counsel is incorporated herein by reference as Exhibit (i)(2) to Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 7, 2016.

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Exhibit (j) – Other Opinions

(j)(1)	Consent of Independent Registered Public Accounting Firm is filed herewith.

Exhibit (k) – Omitted Financial Statements (Not Applicable)

Exhibit (l) – Initial Capital Agreements (Not Applicable)

Exhibit (m) – Rule 12b-1 Plan

(m)(1)	Form of Distribution and Shareholder Servicing Plan is incorporated herein by reference as Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

Exhibit (n) – Rule 18f-3 Plan (Not Applicable)

Exhibit (o) – Reserved

Exhibit (p) – Codes of Ethics

(p)(1)	ALPS Code of Ethics is incorporated herein by reference as Exhibit (p)(1) to Post-Effective Amendment No. 4 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 7, 2016.

(p)(2)	Janus Ethics Rules is incorporated herein by reference as Exhibit (p)(2) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

Exhibit (q) – Power of Attorney

(q)(1)	Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

ITEM 29. Persons Controlled by or Under Common Control with Registrant

In addition to serving as the investment adviser of Janus Detroit Street Trust, Janus Capital Management LLC serves as the investment adviser of Clayton Street Trust, Janus Aspen Series, and Janus Investment Fund, three registered open-end investment management companies. Additionally, the officers of Clayton Street Trust, Janus Detroit Street Trust, Janus Aspen Series, and Janus Investment Fund are substantially identical. Nonetheless, Janus Detroit Street Trust takes the position that it is not under common control with such other Trusts because the power residing in the respective officers arises as a result of an official position with each respective Trust.

ITEM 30. Indemnification

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, member of the Trust’s advisory board, officer or employee of the Registrant (“Covered Person”) to the fullest extent

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permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding (“Action”) in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof, whether or not he is a Covered Person at the time such expenses are incurred. Indemnification will not be provided to a Covered Person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that such Covered Person did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) may be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of Investment Adviser

The only business of Janus Capital Management LLC is to serve as the investment adviser and administrator of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of

Additional Information included in this Registration Statement. Business backgrounds of the principal executive officers of the investment adviser and their position(s) with the adviser and affiliated entities (in the last two years) are listed in Schedule A of the adviser’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-13991, dated March 28, 2016,

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which information from such schedule is incorporated herein by reference.

ITEM 32. Principal Underwriters

(a)        ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for the Registrant as well as the following investment companies:    1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Trust, Century Capital Management Trust, Columbia ETF Trust, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, ETFS Trust, EGA Emerging Global Shares Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

(b)        To the best of the Registrant’s knowledge, the directors and executive officers of the Distributor are as follows:

Name*	Position(s) with the Distributor
Edmund J. Burke	Director
Jeremy O. May	President, Director
Thomas A. Carter	Executive Vice President, Director
Bradley J. Swenson	Senior Vice President, Chief Operating Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary
Eric T. Parsons	Vice President, Controller and Assistant Treasurer
Randall D. Young**	Secretary
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary
Douglas W. Fleming**	Assistant Treasurer
Steven Price	Senior Vice President, Chief Compliance Officer
Liza Orr	Vice President, Senior Counsel
Jed Stahl	Vice President, Senior Counsel
Taylor Ames	Vice President, PowerShares
Troy A. Duran	Senior Vice President, Chief Financial Officer

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Name*	Position(s) with Janus Distributors
James Stegall	Vice President
Gary Ross	Senior Vice President
Kevin Ireland	Senior Vice President
Mark Kiniry	Senior Vice President
Tison Cory	Vice President, Intermediary Operations
Hilary Quinn	Vice President
Jennifer Craig	Assistant Vice President

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)        Not Applicable.

ITEM 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, and 720 South Colorado Blvd., Denver, Colorado 80206-1929; Iron Mountain, 5151 E. 46th Avenue, Denver, Colorado 80216, 11333 E. 53rd Avenue, Denver, Colorado 80239, and 3576 Moline Street, Aurora, Colorado 80010; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351, John Adams Building, 1776 Heritage Drive, North Quincy, Massachusetts 02171, and Josiah Quincy Building, 200 Newport Avenue, North Quincy, Massachusetts 02171; State Street Corporation, State Street Global Advisors, Inc., State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111; State Street Kansas City, 801 Pennsylvania Avenue, Tower 1, Kansas City, Missouri 64105; and ALPS Distributors Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

ITEM 34. Management Services

The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 35. Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 18th day of July, 2016.

JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen Bruce L. Koepfgen	President and Chief Executive Officer (Principal Executive Officer)	July 18, 2016

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	July 18, 2016

Clifford J. Weber* Clifford J. Weber	Chairman and Trustee	July 18, 2016

Maureen T. Upton* Maureen T. Upton	Trustee	July 18, 2016

Jeffrey B. Weeden* Jeffrey B. Weeden	Trustee	July 18, 2016

Michael Drew Elder* Michael Drew Elder	Trustee	July 18, 2016
/s/ Jesper Nergaard

*By: Jesper Nergaard

Attorney-in-Fact

Powers of Attorney, dated February 18, 2016, are incorporated herein by reference as Exhibit (q)(1) to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 18, 2016.

EXHIBIT INDEX

Exhibit No.	Exhibit

(j)(1)	Consent of Independent Registered Public Accounting Firm

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